UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Adam W. Smith

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414)-765-6115

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2017

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2017 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2017 might be best described as one which contained surprising outcomes and a renewed sense of anticipation, if not optimism. The key driver of market events over the past several months was of course the outcome of the presidential election. Enthusiasm for the Trump administration’s perceived pro-growth economic policies was evident beginning the day after the election, as stocks rallied sharply. The so-called “Trump rally” endured for the next couple of months, as investors reacted to the beginning stages of a rollback of regulations enacted during the Obama administration. During this period, equity markets marched steadily higher, while fixed income markets reacted to the Federal Reserve’s move in December to resume raising interest rates. From an economic perspective, global growth has been resilient, with economic data in the U.S. continuing to plod ahead. The employment situation remained on balance a positive factor despite the February employment report showing a better-than-expected gain of 219,000 jobs during the month. The average monthly gain over the six months was 187,000, in line with economists’ expectations. In addition, the unemployment rate fell to 4.7%, near a cyclical low.

The overall U.S. economy produced relatively robust results over the past six months, as real gross domestic product (GDP) picked up in the last two quarters of 2016. Domestic growth has proven to be resilient, and the economy is picking up steam even as the U.S. economic expansion is now nearing eight years. Real GDP grew at an annualized rate of 2.1% in the fourth quarter of 2016, which followed the third quarter’s growth of 3.5%. Housing continues to improve steadily, as median prices rise. Despite the dollar’s strength, manufacturing has recently shown signs of life, but those gains may be a function of improved sentiment rather than solid fundamentals. The strong employment data is helping support wages, as personal income is advancing moderately.

Economic conditions outside of the U.S. have also begun to improve, as aggressive monetary policies have been supportive of growth, and global financial markets have been stable. In Europe, growth has finally accelerated, as domestic demand and exports have increased. Various economic data indicate that certain sectors are growing at the fastest rate since 2011. A similar situation is shaping up in Asia, where Japan is experiencing somewhat of a revival as the employment situation improves and stock prices remain elevated. In addition, China recently posted better-than-expected GDP growth on the back of rising retail sales and a surge in factory output. It is the first time since 2007 that China’s GDP growth has accelerated in back-to-back quarters. Despite the promising outlook in many regions, economists warn that risks remain to the downside. The uncertainty surrounding the U.K.’s exit from the European Union (“Brexit”), coupled with elections in France and Germany, will provide an indication as to the long-term viability of the euro as a single currency. In addition, the instability in the Middle East and the resulting flow of refugees may also dampen the outlook for Europe and other areas.

From the standpoint of domestic monetary policy, the U.S. Federal Open Market Committee (FOMC) resumed its interest rate normalization policy, voting to raise the federal funds target rate range to 0.75%-1.00% at its March 2017 meeting. The FOMC continues to assess the economic situation, and the consensus among economists is that there may be two more increases implemented in 2017. In addition, the FOMC has indicated that it may begin reducing the size of its balance sheet some time later this year.

Because the FOMC has been doing its best to signal that its bias is toward raising rates in this environment, yields on fixed income securities have been relatively well-behaved despite the two increases in recent months. However, yields did surge with President Trump’s election, as investors anticipated acceleration in economic growth. The 10-year U.S. Treasury traded at a yield of 1.83% just prior to the election, and jumped to 2.15% once the results came in. Yields continued to trend higher over the next three months, with the 10-year Treasury yield ending February 28, 2017 at 2.39%.

Equity market performance was on balance robust over the past six months, with very low volatility. Stock prices meandered lower for the two months leading up to the election, but then vaulted higher as soon as the outcome was known. The “Trump rally” then continued essentially unabated through February as consumer confidence and investor enthusiasm rose. With this environment as a backdrop, the MSCI World Index (global all-capitalization) posted a total return of +7.78% for the six months ended February 28, 2017. In the fixed income asset class, bond prices were negatively impacted with the dual forces of a rosier economic outlook and an FOMC looking to continue to normalize interest rates. As such, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a negative total return of -2.19% over the six months ended February 28, 2017.

Total Returns as of February 28, 2017(3)

Fund	Three Months	Six Months	One Year	Five Year*	Since Inception(1)	Inception Date	Net Expense Ratio(2)	Gross Expense Ratio
PMC Diversified Equity Fund	6.28%	7.41%	19.66%	8.95%	10.02%	8-26-09	1.35%	1.49%
MSCI World Index Net Return	7.77%	7.78%	21.26%	9.41%	9.46%
PMC Core Fixed Income Fund	1.28%	-1.58%	3.12%	1.99%	4.95%	9-28-07	1.00%	1.41%
Bloomberg Barclays Capital Aggregate Bond Index	1.01%	-2.19%	1.42%	2.24%	4.30%

(1)	Annualized
(2)	Excluding acquired fund fees and expenses of 0.04%.
(3)	Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2017; without these waivers, returns would have been less favorable.

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at http://www.investpmc.com/solutions/portfolios or by calling 888-762-7338.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by four institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Boston Partners Global Investors, Inc. (Large Cap Value); Delaware Investments Fund Advisers (Small Cap Core); and Thomas White International, Ltd. (International ADR). In the six months ended February 28, 2017, the Fund generated a return of +7.41%, lagging the performance of the benchmark MSCI World Index Net Return, which posted a return of +7.78%.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on September 28, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and is sub-advised by two institutional investment managers: Neuberger Berman Investment Advisers LLC and Schroder Investment Management North America Inc. In the six months ended February 28, 2017, the Fund generated a return of -1.58%, leading the performance of the Bloomberg Barclays U.S. Aggregate Bond Index return of -2.19%. The sub-advisers have been adept at anticipating the general rise in yields and reduction in credit spreads. We believe that the sub-advisers’ portfolios remain well-positioned as the environment of interest rate normalization continues.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/16–2/28/17).

Actual	Expenses

The first lines of the following table provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Expenses Paid During Period 9/1/16–2/28/17*
PMC Core Fixed Income Fund
Actual	$1,000.00	$984.20	$4.92
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

PMC Diversified Equity Fund
Actual	1,000.00	1,074.10	7.05
Hypothetical (5% return before expenses)	1,000.00	1,018.00	6.85
*	Expenses are equal to the annualized expense ratio of 1.00% and 1.37% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2017 is shown below.

Allocation of Portfolio Holdings

% of Net assets

*	Valued at the net unrealized appreciation (depreciation).

Average Annual Returns as of February 28, 2017

	PMC Core Fixed Income Fund	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	3.12%	1.42%
Five Year	1.99%	2.24%
Since Inception (9/28/07)	4.95%	4.30%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2017 is shown below.

Average Annual Returns as of February 28, 2017

	PMC Diversified Equity Fund	MSCI World Index	MSCI World Index Net Return(1)
One Year	19.66%	21.97%	21.26%
Five Year	8.95%	10.03%	9.41%
Since Inception (8/26/09)	10.02%	10.07%	9.46%

(1)	The MSCI World Index Net Return has replaced the MSCI World Index as the Fund’s primary benchmark. The Adviser believes that the new index is more appropriate given the Fund’s holdings.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities—11.67%
Accredited Mortgage Loan Trust
2005-3, 1.250%, 09/25/2035(a)	$188,000	$166,388
Aegis Asset Backed Securities Trust
2005-3, 1.014%, 08/25/2035(a)	330,000	307,167
American Airlines Trust
2014-1, 4.375%, 10/01/2022	427,109	427,643
American Express Credit Account Master Trust
2014-1, 1.140%, 12/15/2021(a)	300,000	301,279
AmeriCredit Automobile Receivables Trust
2013-1, 1.570%, 01/08/2019	8,932	8,935
2013-5, 2.290%, 11/08/2019	260,000	261,349
Ameriquest Mortgage Securities, Inc.
2003-10, 1.538%, 12/25/2033(a)	136,024	133,142
2004-R2, 1.468%, 04/25/2034(a)	119,115	118,189
2005-R5, 1.268%, 07/25/2035(a)	120,000	117,114
2005-R7, 1.278%, 09/25/2035(a)	150,000	145,950
Argent Securities, Inc.
2005-W2, 1.268%, 10/25/2035(a)	420,000	377,476
ARL Second LLC
2014-1A, 3.970%, 06/15/2044(b)	350,000	331,569
Asset Backed Funding Certificates
2004-OPT3, 1.558%, 11/25/2033(a)	472,631	454,869
BA Credit Card Trust
2014-3A, 1.060%, 01/15/2020(a)	295,000	295,335
Barclays Dryrock Issuance Trust
2014-2, 1.110%, 03/16/2020(a)	275,000	275,112
Cabela’s Credit Card Master Note Trust
2014-2, 1.220%, 07/15/2022(a)	203,000	203,599
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021(b)	48,975	49,020
Carrington Mortgage Loan Trust
2005-OPT2, 1.753%, 05/25/2035(a)	100,000	92,980
2006-RFC1, 0.928%, 06/25/2035(a)	114,549	113,312
2005-NC5, 1.258%, 10/25/2035(a)	280,000	261,631
2006-NC1, 1.081%, 01/25/2036(a)	380,000	359,657
2005-NC3, 1.238%, 05/25/2036(a)	236,731	231,996
Centex Home Equity Loan Trust
2005-D, 1.258%, 10/25/2035(a)	435,000	419,950
Chase Issuance Trust
2016-7A, 1.060%, 09/16/2019	1,526,000	1,524,900
Chrysler Capital Auto Receivables Trust
2014-A, 2.640%, 07/15/2021(b)	350,000	347,808
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,467,700
Citigroup Mortgage Loan Trust, Inc.
2005-OPT3, 1.498%, 05/25/2035(a)	325,000	315,179
2005-HE2, 1.521%, 05/25/2035(a)(b)	33,298	33,266
2006-WFHE4, 1.058%, 11/25/2036(a)	227,000	208,392
CLI Funding LLC
2013-1A, 2.830%, 03/18/2028(b)	118,467	114,112
2013-2A, 3.220%, 06/18/2028(b)	74,700	72,210
2014-1A, 3.290%, 06/18/2029(b)	168,192	163,838

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
CPS Auto Receivables Trust
2014-C, 1.310%, 02/15/2019(b)	$33,396	$33,384
CWABS, Inc.
2004-5, 1.278%, 10/25/2034(a)	442,403	420,635
2005-AB1, 1.408%, 08/25/2035(a)	780,000	763,205
Discover Card Execution Note Trust
2013-A6, 1.220%, 04/15/2021(a)	1,000,000	1,004,801
DT Auto Owner Trust
2014-2A, 2.460%, 01/15/2020(b)	20,394	20,410
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040(b)	488,764	483,323
Element Rail Leasing II LLC
2015-1A, 3.585%, 02/19/2045(b)	440,000	423,867
Ellington Loan Acquisition Trust
2007-2, 1.878%, 05/25/2037(a)(b)	201,307	201,316
EquiFirst Mortgage Loan Trust
2003-2, 1.895%, 09/25/2033(a)	438,417	432,303
Fieldstone Mortgage Investment Trust
2005-1, 1.903%, 03/25/2035(a)	180,026	169,747
First Franklin Mortgage Loan Trust
2005-FF1, 1.513%, 12/25/2034(a)	104,863	102,699
2004-FFH4, 2.353%, 01/25/2035(a)	95,000	94,423
Flagship Credit Auto Trust
2014-1, 2.550%, 02/18/2020(b)	65,000	65,071
2015-2, 1.980%, 10/15/2020(b)	248,240	248,618
Ford Credit Auto Owner Trust
2015-1, 2.000%, 07/15/2026(b)	210,000	210,236
Fremont Home Loan Trust
2005-2, 1.528%, 06/25/2035(a)	330,000	295,601
GSAA Home Equity Trust
2005-5, 2.503%, 02/25/2035(a)	420,000	377,257
GSAMP Trust
2002-HE2, 5.279%, 10/20/2032(a)	221,825	223,771
2005-HE6, 1.218%, 11/25/2035(a)	347,467	343,082
Home Equity Asset Trust
2005-8, 1.208%, 02/25/2036(a)	114,000	112,218
Home Equity Mortgage Loan Asset-Backed Trust
2005-B, 1.268%, 08/25/2035(a)	175,000	170,461
2005-D, 1.128%, 03/25/2036(a)	115,000	111,302
Home Equity Mortgage Trust
2004-5, 2.378%, 02/25/2035(a)	55,618	54,721
HSI Asset Securitization Corp. Trust
2006-OPT2, 1.168%, 01/25/2036(a)	390,000	359,694
JP Morgan Mortgage Acquisition Trust
2007-CH1, 1.058%, 11/25/2036(a)	310,000	294,096
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 1.978%, 05/25/2033(a)	260,708	255,389
2004-NC8, 1.693%, 09/25/2034(a)	671,967	651,592
2005-HE3, 1.753%, 07/25/2035(a)	392,010	373,621
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.903%, 05/25/2032(a)	110,641	106,850
Navient Student Loan Trust
2016-6A, 1.258%, 03/25/2066(a)(b)	478,969	479,777
2017-1A, 1.170%, 07/26/2066(a)(b)	540,000	540,121

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust
2005-B, 1.178%, 10/25/2035(a)	$166,054	$164,412
Newcastle Mortgage Securities Trust
2006-1, 1.058%, 03/25/2036(a)	57,512	57,197
Octagon Investment Partners 24 Ltd.
2015-1A, 2.502%, 05/21/2027(a)(b)	1,355,000	1,358,994
Octagon Investment Partners 30 Ltd.
2017-1A, 2.355%, 03/17/2030(a)(b)	550,000	550,000
OneMain Financial Issuance Trust
2014-1A, 2.430%, 06/18/2024(b)	98,421	98,445
2014-2A, 2.470%, 09/18/2024(b)	84,141	84,301
2015-2A, 2.570%, 07/18/2025(b)	500,000	500,263
2015-1A, 3.190%, 03/18/2026(b)	255,000	257,596
2016-2A, 4.100%, 03/20/2028(b)	1,005,000	1,027,047
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.038%, 04/25/2035(a)	175,996	171,836
RAMP Trust
2005-RZ1, 1.408%, 10/25/2034(a)	232,064	223,859
2005-RZ2, 1.338%, 05/25/2035(a)	330,000	316,967
2005-RS7, 1.278%, 07/25/2035(a)	380,000	362,410
2006-RZ3, 1.128%, 08/25/2036(a)	280,000	236,518
RASC Trust
2005-EMX2, 1.428%, 07/25/2035(a)	177,357	157,856
2005-KS6, 1.428%, 07/25/2035(a)	325,000	320,542
2005-KS12, 1.238%, 01/25/2036(a)	390,000	375,357
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	33,881	33,924
2013-5, 2.250%, 06/17/2019	187,849	188,396
2014-2, 2.330%, 11/15/2019	194,071	195,038
2013-4, 3.250%, 01/15/2020	177,728	178,732
2014-1, 2.360%, 04/15/2020	224,363	225,284
2014-3, 2.130%, 08/17/2020	263,176	264,116
SoFi Professional Loan Program LLC
2014-A, 2.356%, 06/25/2025(a)(b)	65,295	66,732
Soundview Home Loan Trust
2005-OPT1, 1.453%, 06/25/2035(a)	525,000	491,829
2005-OPT3, 1.248%, 11/25/2035(a)	405,000	367,821
2006-1, 1.078%, 02/25/2036(a)	280,000	267,835
2005-4, 1.248%, 03/25/2036(a)	495,000	451,627
2007-1, 0.948%, 03/25/2037(a)	437,487	422,616
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024(b)	335,000	337,980
Structured Asset Investment Loan Trust
2004-6, 1.578%, 07/25/2034(a)	206,499	200,727
2004-8, 1.328%, 09/25/2034(a)	216,516	202,180
Structured Asset Securities Corp.
2005-WF1, 1.438%, 02/25/2035(a)	711,616	656,417
2005-NC1, 1.298%, 02/25/2035(a)	440,000	424,208
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 1.208%, 05/25/2035(a)	128,003	126,226
2006-AM1, 0.938%, 04/25/2036(a)	100,289	98,749
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039(b)	139,977	137,364

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Trinity Rail Leasing 2012 LLC
2013-1A, 3.898%, 07/15/2043(b)	$106,548	$101,319
UAL Pass Through Trust
2007-1, 6.636%, 07/02/2022	234,597	251,312
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021(b)	510,000	507,611

Total Asset-Backed Securities (Cost $31,877,199)		32,586,301

Corporate Bonds—24.97%
Administrative and Support Services—0.11%
Scientific Games International, Inc.
7.000%, 01/01/2022(b)	295,000	314,544

Ambulatory Health Care Services—0.15%
HealthSouth Corp.
5.750%, 09/15/2025	420,000	427,350

Banks—0.49%
M&T Bank Corp.
5.125%, 11/01/2026(a)(g)	675,000	672,469
US Bancorp
5.300%, 04/15/2027(a)(g)	675,000	688,500

		1,360,969

Beverage and Tobacco Product Manufacturing—0.79%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	1,000,000	1,012,077
3.650%, 02/01/2026	835,000	851,002
Reynolds American, Inc.
4.450%, 06/12/2025	330,000	349,519

		2,212,598

Broadcasting (except Internet)—0.74%
Sirius XM Radio, Inc.
5.375%, 07/15/2026(b)	66,000	67,485
Viacom, Inc.
3.875%, 04/01/2024	315,000	314,249
4.375%, 03/15/2043	825,000	726,609
5.875%, 02/28/2057(a)	945,000	963,385

		2,071,728

Building Material and Garden Equipment and Supplies Dealers—0.16%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	460,132

Capital Goods—0.19%
General Electric Co.
5.000%, 11/21/2021(a)(g)	504,000	531,720

Chemical Manufacturing—1.38%
Abbott Laboratories
4.900%, 11/30/2046	1,705,000	1,779,599
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,477
4.450%, 05/14/2046	510,000	496,323
Dow Chemical Co.
4.625%, 10/01/2044	40,000	42,408

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
EMD Finance LLC
2.400%, 03/19/2020(b)	$1,150,000	$1,149,553
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	350,308

		3,863,668

Clothing and Clothing Accessories Stores—0.07%
L Brands, Inc.
6.875%, 11/01/2035	200,000	193,250

Computer and Electronic Product Manufacturing—0.97%
Apple, Inc.
4.650%, 02/23/2046	405,000	441,458
4.250%, 02/09/2047	220,000	225,979
Diamond 1 Finance Corp.
4.420%, 06/15/2021(b)	850,000	892,202
5.450%, 06/15/2023(b)	1,060,000	1,147,016

		2,706,655

Credit Intermediation and Related Activities—7.90%
Ally Financial, Inc.
3.250%, 09/29/2017	90,000	90,889
American Express Co.
4.900%, 03/15/2020(a)(g)	340,000	339,891
Bank of America Corp.
1.868%, 04/01/2019(a)	320,000	323,115
4.200%, 08/26/2024	465,000	480,683
4.000%, 01/22/2025	435,000	438,740
3.950%, 04/21/2025	805,000	809,386
3.500%, 04/19/2026	400,000	397,847
4.443%, 01/20/2048(a)	1,360,000	1,390,819
Bank of New York Mellon Corp.
4.625%, 12/29/2049(a)	740,000	722,425
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	614,376
Capital One NA
2.350%, 01/31/2020	785,000	787,339
2.189%, 01/30/2023(a)	500,000	501,440
Citigroup, Inc.
5.800%, 11/15/2019(a)(g)	305,000	316,819
2.700%, 03/30/2021	1,310,000	1,314,106
4.050%, 07/30/2022	65,000	68,033
3.875%, 03/26/2025	375,000	374,135
4.400%, 06/10/2025	800,000	823,169
4.600%, 03/09/2026	170,000	176,918
4.300%, 11/20/2026	100,000	101,992
8.125%, 07/15/2039	506,000	756,506
Discover Financial Services
3.750%, 03/04/2025	240,000	237,910
4.100%, 02/09/2027	625,000	630,874
Ford Motor Credit Co. LLC
1.949%, 01/09/2018(a)	300,000	301,318
3.157%, 08/04/2020	650,000	662,627
3.336%, 03/18/2021	845,000	861,316

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc.
4.750%, 08/15/2017	$35,000	$35,514
3.700%, 11/24/2020	895,000	927,137
3.200%, 07/06/2021	625,000	632,997
4.300%, 07/13/2025	480,000	489,840
4.000%, 10/06/2026	695,000	693,226
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	513,251
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,231,855
3.875%, 09/10/2024	130,000	133,065
4.260%, 02/22/2048(a)	1,375,000	1,390,135
Regions Bank
2.250%, 09/14/2018	250,000	250,899
Wells Fargo & Co.
3.069%, 01/24/2023	945,000	950,093
4.750%, 12/07/2046	1,050,000	1,098,012
Wells Fargo Capital X
5.950%, 12/15/2036	165,000	176,962

		22,045,659

Data Processing, Hosting and Related Services—0.26%
Hewlett Packard Enterprise Co.
4.900%, 10/15/2025	705,000	734,832

Educational Services—0.03%
George Washington University
3.485%, 09/15/2022	75,000	77,646

Food and Beverage Stores—0.02%
SUPERVALU, Inc.
7.750%, 11/15/2022	48,000	47,640

Food Manufacturing—0.56%
Kraft Heinz Foods Co.
3.500%, 07/15/2022	865,000	885,279
4.375%, 06/01/2046	365,000	344,718
Smithfield Foods, Inc.
2.700%, 01/31/2020(b)	330,000	331,894

		1,561,891

Funds, Trusts, and Other Financial Vehicles—0.29%
Novartis Capital Corp.
3.100%, 05/17/2027	300,000	300,858
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	270,000	270,672
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,325
Valero Energy Partners LP
4.375%, 12/15/2026	175,000	179,766

		816,621

Health and Personal Care Stores—0.08%
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	230,000	230,528

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Hospitals—0.09%
HCA, Inc.
4.750%, 05/01/2023	$250,000	$262,812

Insurance Carriers and Related Activities—0.59%
American International Group, Inc.
3.300%, 03/01/2021	674,000	691,826
3.900%, 04/01/2026	646,000	655,388
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021(b)	165,000	167,063
Unum Group
3.000%, 05/15/2021	125,000	125,778

		1,640,055

Merchant Wholesalers, Durable Goods—0.30%
HP, Inc.
4.650%, 12/09/2021	785,000	842,089

Miscellaneous Manufacturing—0.05%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,625

Nonstore Retailers—0.06%
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	162,400

Oil and Gas Extraction—1.20%
Continental Resources, Inc.
5.000%, 09/15/2022	357,000	365,032
Devon Energy Corp.
5.000%, 06/15/2045	272,000	278,120
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	415,294
Hess Corp.
4.300%, 04/01/2027	505,000	506,171
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	589,353
6.000%, 03/01/2041	40,000	46,039
5.250%, 11/15/2043	440,000	465,560
Plains All American Pipeline LP
4.500%, 12/15/2026	665,000	685,130

		3,350,699

Petroleum and Coal Products Manufacturing—0.03%
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	94,161

Pipeline Transportation—0.43%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	229,350
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	260,570
6.500%, 02/01/2042	375,000	424,670
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	130,000	135,556
Williams Partners LP
5.400%, 03/04/2044	145,000	151,278

		1,201,424

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Plastics and Rubber Products Manufacturing—0.28%
Newell Brands, Inc.
3.850%, 04/01/2023	$737,000	$769,091

Publishing Industries (except Internet)—0.53%
Microsoft Corp.
4.100%, 02/06/2037	775,000	805,096
4.500%, 02/06/2057	480,000	499,465
TEGNA, Inc.
5.500%, 09/15/2024(b)	175,000	180,031

		1,484,592

Real Estate—1.01%
American Tower Corp.
2.800%, 06/01/2020	670,000	673,196
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,053,600
EPR Properties
5.750%, 08/15/2022	615,000	672,467
Ventas Realty LP
2.700%, 04/01/2020	430,000	434,141

		2,833,404

Rental and Leasing Services—0.35%
Air Lease Corp.
2.125%, 01/15/2020	405,000	401,047
ERAC USA Finance LLC
4.200%, 11/01/2046(b)	395,000	370,212
Ford Motor Credit Co. LLC
1.724%, 12/06/2017	200,000	200,126

		971,385

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.94%
Goldman Sachs Group, Inc.
1.720%, 05/22/2017(a)	405,000	405,582
2.822%, 02/25/2021(a)	126,000	130,864
2.875%, 02/25/2021	50,000	50,543
2.654%, 11/29/2023(a)	100,000	103,498
3.850%, 01/26/2027	1,375,000	1,392,500
5.150%, 05/22/2045	500,000	534,901
Morgan Stanley
5.450%, 07/15/2019(a)(g)	320,000	328,653
3.750%, 02/25/2023	880,000	911,342
3.625%, 01/20/2027	980,000	978,394
4.375%, 01/22/2047	430,000	438,893
S&P Global, Inc.
3.300%, 08/14/2020	131,000	134,032

		5,409,202

Support Activities for Mining—0.06%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	164,625

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Telecommunications—2.40%
AT&T, Inc.
3.400%, 05/15/2025	$345,000	$334,127
4.500%, 05/15/2035	535,000	508,979
5.250%, 03/01/2037	680,000	703,688
4.750%, 05/15/2046	930,000	872,988
5.700%, 03/01/2057	935,000	968,409
Charter Communications Operating LLC
4.908%, 07/23/2025	915,000	965,482
6.484%, 10/23/2045	695,000	809,481
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	242,275
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	472,417
4.125%, 08/15/2046	330,000	290,403
4.672%, 03/15/2055	581,000	531,172

		6,699,421

Transportation Equipment Manufacturing—0.59%
Ford Motor Co.
4.346%, 12/08/2026	495,000	510,031
General Motors Co.
6.750%, 04/01/2046	375,000	457,021
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	434,722
Meritor, Inc.
6.250%, 02/15/2024	235,000	243,812

		1,645,586

Utilities—0.87%
Calpine Corp.
5.250%, 06/01/2026(b)	230,000	234,600
Dominion Resources, Inc.
1.600%, 08/15/2019	170,000	168,028
5.750%, 10/01/2054(a)	375,000	393,750
Dynergy, Inc.
7.375%, 11/01/2022	30,000	29,625
7.625%, 11/01/2024	55,000	52,525
Exelon Corp.
2.450%, 04/15/2021	59,000	58,438
Georgia Power Co.
3.250%, 03/30/2027	480,000	479,458
Kinder Morgan, Inc.
5.550%, 06/01/2045	530,000	561,295
Southern Co.
2.950%, 07/01/2023	445,000	438,284

		2,416,003

Total Corporate Bonds (Cost $68,600,434)		69,731,005

Foreign Corporate Bonds—7.43%
Actavis Funding SCS
3.450%, 03/15/2022	611,000	625,278
Aircastle Ltd.
6.750%, 04/15/2017	105,000	105,557

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Ardagh Packaging Finance PLC
4.250%, 09/15/2022(b)	$200,000	$203,500
Barclays Bank PLC
10.180%, 06/12/2021(b)	1,010,000	1,267,095
Barclays PLC
3.650%, 03/16/2025	200,000	195,814
5.200%, 05/12/2026	200,000	207,843
4.337%, 01/10/2028	910,000	921,782
Barrick Gold Corp.
4.100%, 05/01/2023	64,000	68,814
BBVA Banco Continental SA
3.250%, 04/08/2018(b)	120,000	121,944
BHP Billiton Finance USA Ltd.
6.250%, 10/19/2075(a)(b)	200,000	220,050
Cooperatieve Rabobank UA
3.950%, 11/09/2022	850,000	874,075
Costa Rica Government International Bond
4.250%, 01/26/2023	725,000	700,060
Credit Suisse AG
1.700%, 04/27/2018	600,000	600,032
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	360,000	361,166
Danske Bank A/S
1.526%, 09/06/2019(a)(b)	675,000	675,290
Electricite de France SA
5.625%, 01/22/2024(a)(b)(g)	420,000	415,401
Empresa de Transporte de Pasajeros Metro SA
5.000%, 01/25/2047(b)	245,000	254,555
Enbridge, Inc.
5.500%, 12/01/2046	280,000	303,596
6.000%, 01/15/2077(a)	445,000	452,787
Ensco PLC
5.750%, 10/01/2044	338,000	265,330
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038(b)	190,742	195,988
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	209,000
HSBC Holdings PLC
2.499%, 01/05/2022(a)	275,000	283,749
4.000%, 03/30/2022	720,000	753,881
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	223,943
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	410,001
Mondelez International Holdings Netherlands BV
1.649%, 10/28/2019(a)(b)	1,390,000	1,395,698
Mylan NV
3.950%, 06/15/2026	495,000	484,425
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019(b)	200,000	201,017
Petroleos Mexicanos
3.500%, 01/30/2023	745,000	710,358
5.625%, 01/23/2046	793,000	691,932

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount		Value
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	$47,000		$49,058
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,055,000		1,043,444
Saudi Government International Bond
2.375%, 10/26/2021(b)	415,000		410,331
Seagate HDD Cayman
4.875%, 03/01/2024(b)	770,000		754,829
Shell International Finance BV
1.303%, 09/12/2019(a)	1,095,000		1,102,082
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,155,000		1,133,345
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(b)	495,000		490,584
Standard Chartered PLC
1.700%, 04/17/2018(b)	485,000		484,297
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000		107,501
UBS AG—London
2.250%, 03/30/2017(b)	260,000		260,220
UBS Group Funding Jersey Ltd.
3.000%, 04/15/2021(b)	500,000		501,806

Total Foreign Corporate Bonds (Cost $20,596,759)			20,737,458

Foreign Government Agency Issues—0.66%
Colombia Government International Bond
3.875%, 04/25/2027	960,000		956,400
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000		316,219
Japan International Cooperation Agency
2.125%, 10/20/2026	380,000		358,057
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000		68,005
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000		142,302

Total Foreign Government Agency Issues (Cost $1,846,193)			1,840,983

Foreign Government Notes/Bonds—0.25%
Mexican Bonos
7.500%, 06/03/2027	14,000,000	(d)	700,955

Total Foreign Government Notes/Bonds (Cost $689,004)			700,955

Mortgage Backed Securities—20.77%
Citigroup Commercial Mortgage Trust
2014-GC25, 1.059%, 10/10/2047(a)(c)	1,562,916		98,633
2015-GC27, 1.429%, 02/10/2048(a)(c)	1,195,887		101,251
COMM Mortgage Trust
2013-LC6, 0.354%, 01/10/2046(a)(b)(c)	2,000,000		43,101
2013-CR6, 0.630%, 03/10/2046(a)(c)	1,500,000		45,669
2014-CR16, 1.203%, 04/10/2047(a)(c)	1,735,606		93,300
2014-LC15, 1.357%, 04/10/2047(a)(c)	2,006,246		118,440
2014-CR17, 0.835%, 05/10/2047(a)(c)	1,459,513		79,545
2014-UBS3, 1.324%, 06/10/2047(a)(c)	1,148,613		69,694
2014-UBS6, 1.051%, 12/10/2047(a)(c)	1,938,862		106,003
2015-LC21, 3.708%, 07/10/2048	100,000		103,985

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Commercial Mortgage Loan Trust
2008-LS1, 6.094%, 12/10/2049(a)	$98,706	$100,056
Commercial Mortgage Trust
2007-GG11, 5.736%, 12/10/2049	88,847	89,616
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/18/2049	275,000	279,237
2015-C2, 0.876%, 06/15/2057(a)(c)	1,715,287	87,037
Fannie Mae Pool
897512, 5.000%, 12/01/2021	29,866	30,600
254832, 5.500%, 08/01/2023	86,594	96,326
254908, 5.000%, 09/01/2023	84,205	92,451
255320, 5.000%, 07/01/2024	14,049	15,425
256714, 5.500%, 05/01/2027	336,669	374,506
AD0696, 5.500%, 07/01/2027	95,504	107,349
AP7517, 3.000%, 09/01/2027	81,095	83,722
257075, 5.500%, 02/01/2028	10,004	11,197
#TBA, 3.000%, 03/15/2028	630,000	647,866
257204, 5.500%, 05/01/2028	66,369	73,873
MA0023, 5.000%, 04/01/2029	20,982	23,036
MA0096, 4.500%, 06/01/2029	13,283	14,319
AL8062, 5.500%, 06/01/2029	71,389	79,415
AS3118, 3.000%, 08/01/2029	73,968	76,163
MA2124, 3.000%, 12/01/2029	70,507	72,599
AX9550, 3.000%, 02/01/2030	52,384	53,939
AS4506, 3.000%, 02/01/2030	67,231	69,227
AS4466, 3.000%, 02/01/2030	75,238	77,539
AX9538, 3.000%, 02/01/2030	101,229	104,285
AE0205, 5.000%, 03/01/2030	24,139	26,503
AS4855, 2.500%, 04/01/2030	57,072	57,293
AS4877, 3.000%, 04/01/2030	88,513	91,140
AY0990, 2.500%, 05/01/2030	75,208	75,499
AY4218, 3.000%, 05/01/2030	99,261	102,207
AS5240, 3.000%, 06/01/2030	75,697	77,944
AZ0881, 2.500%, 07/01/2030	72,154	72,433
AZ6345, 2.500%, 07/01/2030	28,689	28,800
AZ0886, 3.000%, 07/01/2030	59,766	61,539
AS6096, 3.000%, 10/01/2030	19,211	19,781
AL7801, 2.500%, 11/01/2030	127,249	127,809
890710, 3.000%, 02/01/2031	49,351	50,816
MA2596, 3.000%, 04/01/2031	66,214	68,179
AB3000, 4.500%, 05/01/2031	29,521	31,833
MA2803, 2.500%, 11/01/2031	68,138	68,401
MA2831, 3.000%, 12/01/2031	97,706	100,606
720679, 5.000%, 06/01/2033	21,811	24,042
725027, 5.000%, 11/01/2033	13,760	15,161
888283, 5.000%, 08/01/2034	65,053	71,612
725946, 5.500%, 11/01/2034	142,482	160,078
735484, 5.000%, 05/01/2035	19,540	21,501
830722, 5.000%, 07/01/2035	53,583	58,919
836427, 5.000%, 10/01/2035	28,745	31,625
735925, 5.000%, 10/01/2035	58,801	64,697
885399, 5.500%, 06/01/2036	40,330	45,157
900527, 6.000%, 09/01/2036	3,785	4,285
915320, 6.000%, 03/01/2037	30,028	34,039

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
256711, 5.500%, 05/01/2037	$30,969	$34,678
940765, 5.500%, 06/01/2037	59,073	65,913
942051, 5.500%, 07/01/2037	70,798	79,108
952572, 5.500%, 09/01/2037	3,424	3,837
967254, 5.500%, 12/01/2037	3,919	4,376
889757, 5.000%, 02/01/2038	29,155	32,088
962343, 5.000%, 03/01/2038	28,428	31,212
929301, 5.000%, 04/01/2038	26,582	29,185
257161, 5.500%, 04/01/2038	63,042	70,533
982126, 5.000%, 05/01/2038	72,570	79,677
995681, 6.000%, 05/01/2038	7,232	8,197
889579, 6.000%, 05/01/2038	39,108	44,302
889533, 5.500%, 06/01/2038	51,111	57,182
990502, 5.500%, 09/01/2038	128,295	142,788
AB0131, 5.000%, 12/01/2038	19,496	21,485
995245, 5.000%, 01/01/2039	56,146	61,644
995906, 5.000%, 03/01/2039	21,949	24,099
BC4575, 5.500%, 04/01/2039	99,884	111,136
995838, 5.500%, 05/01/2039	148,006	165,434
AL0070, 5.000%, 07/01/2039	34,880	38,296
932586, 4.500%, 03/01/2040	50,086	53,982
AD1656, 4.500%, 03/01/2040	68,731	74,061
190404, 4.500%, 05/01/2040	123,613	133,435
AD7406, 5.000%, 07/01/2040	18,933	20,941
AD9173, 4.000%, 08/01/2040	467,045	492,574
AB1389, 4.500%, 08/01/2040	104,329	112,403
AB1335, 4.500%, 08/01/2040	9,346	10,075
AD8529, 4.500%, 08/01/2040	123,205	133,037
AD9151, 5.000%, 08/01/2040	37,204	41,138
MA0510, 4.500%, 09/01/2040	1,255	1,354
AE8714, 3.500%, 11/01/2040	49,702	51,254
890310, 4.500%, 12/01/2040	25,125	27,080
AL0791, 4.000%, 02/01/2041	93,160	98,762
AE0954, 4.500%, 02/01/2041	86,355	93,155
AH7196, 4.500%, 03/01/2041	818,253	883,655
#TBA, 3.500%, 03/15/2041	1,105,000	1,132,798
#TBA, 4.000%, 03/15/2041	1,500,000	1,576,536
AL0245, 4.000%, 04/01/2041	18,602	19,721
AL0065, 4.500%, 04/01/2041	39,889	43,070
AI1170, 5.000%, 04/01/2041	343,350	376,972
AB2817, 5.000%, 04/01/2041	19,956	21,935
AL0214, 5.000%, 04/01/2041	24,674	27,094
AH7395, 4.500%, 06/01/2041	27,103	29,270
AB3194, 4.500%, 06/01/2041	38,691	41,784
AI4891, 4.500%, 06/01/2041	450,465	485,499
AH1662, 4.500%, 07/01/2041	70,451	75,966
890603, 5.000%, 08/01/2041	155,385	170,601
AJ3310, 5.000%, 08/01/2041	86,364	95,050
AJ1959, 4.500%, 10/01/2041	883,099	953,689
AL1547, 4.500%, 11/01/2041	22,350	24,136
AJ6346, 3.500%, 12/01/2041	55,654	57,377
AJ9278, 3.500%, 12/01/2041	20,362	20,992
AX5302, 4.000%, 01/01/2042	43,581	46,014
AK2415, 4.000%, 02/01/2042	78,748	83,008

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
AK6744, 4.000%, 03/01/2042	$129,028	$136,246
AK6743, 4.000%, 03/01/2042	109,964	116,116
AK6568, 3.500%, 04/01/2042	94,284	97,174
AK9393, 3.500%, 04/01/2042	41,193	42,460
AL4029, 4.500%, 04/01/2042	115,069	124,023
AL1886, 3.207%, 06/01/2042(a)	66,357	68,749
AO9553, 4.000%, 07/01/2042	378,886	398,874
AL7306, 4.500%, 09/01/2042	61,503	66,471
AB7733, 3.000%, 01/01/2043	42,901	42,767
AR1977, 3.000%, 01/01/2043	70,064	69,846
AL3714, 3.500%, 01/01/2043	59,252	61,067
AL2897, 3.500%, 01/01/2043	77,290	79,653
AQ9330, 3.500%, 01/01/2043	81,699	84,315
AB7965, 3.500%, 02/01/2043	45,853	47,254
#TBA, 3.000%, 03/15/2043	1,630,000	1,619,176
AB8931, 3.000%, 04/01/2043	53,153	52,965
AB8897, 3.000%, 04/01/2043	435,726	434,186
AT1001, 3.500%, 04/01/2043	37,162	38,365
AT2021, 3.500%, 04/01/2043	47,395	48,844
AB9046, 3.500%, 04/01/2043	112,348	115,811
AT5993, 3.000%, 05/01/2043	53,959	53,769
AB9341, 3.000%, 05/01/2043	75,497	75,276
AB9260, 3.500%, 05/01/2043	137,131	141,258
AR7218, 3.000%, 06/01/2043	246,669	245,950
AT5895, 3.000%, 06/01/2043	17,853	17,790
AS0016, 3.000%, 07/01/2043	22,268	22,189
AU1628, 3.000%, 07/01/2043	3,708	3,695
AU1632, 3.000%, 07/01/2043	29,386	29,283
AS0044, 3.000%, 07/01/2043	66,736	66,501
AS0205, 3.000%, 08/01/2043	265,467	264,528
AS0203, 3.000%, 08/01/2043	178,915	178,394
AU3735, 3.000%, 08/01/2043	113,559	113,158
AS0331, 3.000%, 08/01/2043	30,354	30,247
AS0212, 3.500%, 08/01/2043	97,291	100,203
AU0949, 3.500%, 08/01/2043	80,469	83,288
AU3751, 4.000%, 08/01/2043	243,274	257,323
AU6857, 4.000%, 09/01/2043	119,393	126,608
AU4289, 4.000%, 09/01/2043	103,604	109,638
AS0531, 4.000%, 09/01/2043	122,808	130,180
AU4658, 4.500%, 09/01/2043	43,157	46,414
AS0575, 5.000%, 09/01/2043	21,774	23,906
MA1600, 3.500%, 10/01/2043	60,345	62,149
AL4288, 4.500%, 10/01/2043	201,927	217,191
AS1042, 4.000%, 11/01/2043	111,171	117,632
AV0284, 4.500%, 11/01/2043	45,749	49,206
AV1169, 5.000%, 11/01/2043	20,017	21,977
AV0663, 4.500%, 12/01/2043	88,677	95,430
AS1333, 4.500%, 12/01/2043	65,012	69,923
AL4450, 4.500%, 12/01/2043	55,529	59,708
AS1559, 4.000%, 01/01/2044	64,933	68,699
AV7239, 4.500%, 01/01/2044	24,708	26,574
AL5229, 5.000%, 01/01/2044	102,487	112,586
MA1888, 4.000%, 05/01/2044	51,776	54,479
AS2516, 4.500%, 05/01/2044	70,487	75,829

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
MA1926, 4.500%, 06/01/2044	$58,399	$63,023
AS2751, 4.500%, 06/01/2044	81,414	87,559
AV2818, 4.500%, 07/01/2044	40,718	43,865
AL6223, 4.500%, 08/01/2044	54,078	58,188
AS3467, 4.000%, 10/01/2044	73,631	77,474
AX2501, 4.000%, 10/01/2044	57,015	59,991
AX2491, 4.000%, 10/01/2044	51,814	54,518
AS3634, 4.000%, 10/01/2044	81,590	85,848
AX4902, 3.500%, 12/01/2044	255,633	263,239
MA2145, 4.000%, 01/01/2045	101,727	107,036
AL6432, 4.000%, 01/01/2045	108,123	113,768
AS4515, 4.000%, 02/01/2045	146,588	154,238
AY0025, 4.000%, 02/01/2045	185,005	194,661
AS4804, 3.500%, 04/01/2045	51,860	53,236
AY4205, 3.000%, 05/01/2045	67,138	66,877
AS5175, 3.500%, 06/01/2045	107,449	110,628
AZ0814, 3.500%, 07/01/2045	107,920	110,937
AS5476, 4.000%, 07/01/2045	150,092	157,925
AZ0869, 4.000%, 07/01/2045	144,597	152,146
AZ4775, 3.500%, 10/01/2045	60,372	61,975
MA2415, 4.000%, 10/01/2045	101,290	106,578
AS6311, 3.500%, 12/01/2045	85,660	87,933
MA2471, 3.500%, 12/01/2045	144,924	148,770
AS6464, 3.500%, 01/01/2046	79,338	81,668
BC1105, 3.500%, 02/01/2046	135,826	139,431
AS6884, 3.500%, 03/01/2046	84,491	86,734
AS7406, 4.000%, 03/01/2046	222,250	233,849
BC0835, 4.000%, 04/01/2046	466,247	490,611
BC2733, 3.000%, 05/01/2046	190,509	189,500
AS7188, 4.000%, 05/01/2046	143,280	150,767
MA2642, 3.500%, 06/01/2046	54,718	56,171
AL9282, 4.000%, 06/01/2046	420,900	442,894
BC7146, 3.000%, 07/01/2046	576,669	573,615
AS7797, 3.000%, 08/01/2046	100,790	100,256
AS7808, 3.500%, 08/01/2046	514,227	527,876
AS7902, 3.000%, 09/01/2046	386,397	384,351
MA2771, 3.000%, 10/01/2046	1,471,809	1,464,015
AS8072, 3.000%, 10/01/2046	268,893	267,469
BD5537, 3.000%, 10/01/2046	1,476,879	1,469,058
BC9003, 3.000%, 11/01/2046	197,771	196,724
BE0518, 3.000%, 11/01/2046	346,680	344,844
MA2833, 3.000%, 12/01/2046	311,949	310,297
MA2872, 4.500%, 01/01/2047	295,227	318,113
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	1,391	1,489
D9-6037, 5.000%, 05/01/2023	74,936	81,954
#TBA, 3.000%, 03/15/2027	410,000	421,816
D9-7472, 5.500%, 12/01/2027	6,406	7,110
G1-4953, 3.500%, 01/01/2029	72,940	76,236
V6-0869, 2.500%, 07/01/2030	43,743	43,937
J3-5957, 2.500%, 12/01/2031	123,573	124,055
J3-6214, 2.500%, 02/01/2032	247,473	248,438
G0-1772, 5.000%, 02/01/2035	4,128	4,546
G0-1883, 5.000%, 08/01/2035	3,436	3,774

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
A6-8761, 5.500%, 09/01/2037	$2,616	$2,904
G0-3535, 5.500%, 10/01/2037	1,607	1,787
G0-3812, 5.500%, 02/01/2038	2,212	2,457
G0-4449, 5.500%, 07/01/2038	9,666	10,731
G0-4471, 5.500%, 07/01/2038	5,347	5,947
A8-1743, 5.500%, 09/01/2038	16,676	18,508
A8-2657, 5.500%, 10/01/2038	12,474	13,846
A8-2134, 6.000%, 10/01/2038	4,640	5,264
G0-5205, 5.000%, 01/01/2039	27,723	30,351
A8-6521, 4.500%, 05/01/2039	92,500	99,477
A8-6315, 4.500%, 05/01/2039	59,485	64,057
A9-3617, 4.500%, 08/01/2040	16,075	17,343
C0-3531, 4.000%, 10/01/2040	41,151	43,468
A9-6592, 4.000%, 02/01/2041	166,155	175,515
#TBA, 4.000%, 03/15/2041	1,000,000	1,051,119
Q0-0285, 4.500%, 04/01/2041	14,963	16,121
Q0-0876, 4.500%, 05/01/2041	107,572	116,057
Q0-0950, 5.000%, 05/01/2041	22,002	24,142
Q0-2173, 4.500%, 07/01/2041	62,327	67,244
Q0-3705, 4.000%, 10/01/2041	19,901	20,946
Q0-4674, 4.000%, 12/01/2041	249,930	264,009
#TBA, 3.500%, 03/15/2042	945,000	968,588
Q0-7726, 4.000%, 04/01/2042	609,973	644,342
Q0-9004, 3.500%, 06/01/2042	44,254	45,625
C0-9004, 3.500%, 07/01/2042	48,739	50,243
Q0-9896, 3.500%, 08/01/2042	60,496	62,349
Q1-1348, 3.500%, 09/01/2042	85,251	87,868
Q1-4869, 3.000%, 01/01/2043	122,857	122,785
#TBA, 3.000%, 03/15/2043	1,230,000	1,220,803
Q1-8305, 3.500%, 05/01/2043	46,215	47,601
Q1-9475, 3.500%, 06/01/2043	105,290	108,531
Q2-0780, 3.500%, 08/01/2043	69,309	71,560
Q2-0857, 3.500%, 08/01/2043	52,284	54,055
G0-7459, 3.500%, 08/01/2043	48,568	50,032
G0-8541, 3.500%, 08/01/2043	94,774	97,632
G6-0174, 4.000%, 10/01/2043	138,357	146,146
V8-0509, 4.000%, 10/01/2043	60,401	63,720
G0-8558, 4.000%, 11/01/2043	82,919	87,274
G0-8559, 4.500%, 11/01/2043	11,450	12,309
Q2-3388, 4.500%, 12/01/2043	119,838	128,896
Q2-6367, 4.000%, 05/01/2044	16,514	17,445
Q2-5885, 4.500%, 05/01/2044	50,686	54,478
Q2-6904, 4.000%, 06/01/2044	100,065	105,321
Q2-6513, 4.500%, 06/01/2044	55,698	60,289
Q2-7903, 4.000%, 08/01/2044	165,244	173,923
Q2-9916, 4.000%, 11/01/2044	123,757	130,258
G0-7961, 3.500%, 03/01/2045	77,313	79,621
G0-8633, 4.000%, 03/01/2045	187,340	197,179
G0-8636, 3.500%, 04/01/2045	120,633	123,811
G0-8637, 4.000%, 04/01/2045	118,974	125,223
Q3-3869, 4.000%, 06/01/2045	42,836	45,086
Q3-5225, 3.500%, 08/01/2045	63,065	64,726
V8-1873, 4.000%, 08/01/2045	89,796	94,513
G0-8672, 4.000%, 10/01/2045	74,937	78,872

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
G0-8676, 3.500%, 11/01/2045	$142,321	$146,070
Q3-7023, 4.000%, 11/01/2045	121,139	127,502
G0-8681, 3.500%, 12/01/2045	104,231	106,976
G0-8682, 4.000%, 12/01/2045	137,558	144,783
Q3-8473, 4.000%, 01/01/2046	126,979	133,648
Q3-8470, 4.000%, 01/01/2046	78,819	82,958
G0-8694, 4.000%, 02/01/2046	80,406	84,629
G0-8693, 3.500%, 03/01/2046	25,072	25,732
Q3-9434, 3.500%, 03/01/2046	22,114	22,718
G0-8699, 4.000%, 03/01/2046	210,527	221,584
G0-8706, 3.500%, 05/01/2046	123,412	126,663
Q4-0718, 3.500%, 05/01/2046	670,412	688,138
G0-8708, 4.500%, 05/01/2046	160,020	172,144
G0-8710, 3.000%, 06/01/2046	761,521	756,780
Q4-1208, 3.500%, 06/01/2046	327,638	336,268
Q4-5458, 4.000%, 08/01/2046	246,877	259,843
Q4-2970, 3.000%, 09/01/2046	1,976,595	1,964,289
G6-0724, 3.000%, 10/01/2046	270,287	269,023
G6-0782, 3.000%, 10/01/2046	273,632	271,929
Q4-3565, 3.500%, 10/01/2046	163,918	168,236
G0-8732, 3.000%, 11/01/2046	335,558	333,469
G0-8741, 3.000%, 01/01/2047	432,694	430,000
G0-8743, 4.000%, 01/01/2047	168,846	177,714
V8-2942, 3.000%, 02/01/2047	349,363	347,186
G0-8747, 3.000%, 02/01/2047	399,058	396,572
Freddie Mac Non Gold Pool
1H-2617, 2.852%, 05/01/2036(a)	47,033	49,897
1J-1346, 3.135%, 11/01/2036(a)	28,750	30,234
1G-1509, 3.257%, 02/01/2037(a)	48,577	51,328
FREMF Mortgage Trust
2015-K718, 3.547%, 02/25/2022(a)(b)	580,000	579,294
2013-KF02, 3.624%, 12/25/2045(a)(b)	79,780	80,164
Ginnie Mae II Pool
#TBA, 4.000%, 03/15/2042	770,000	814,876
MA0699, 3.500%, 01/20/2043	87,628	91,553
MA0783, 3.500%, 02/20/2043	121,005	126,426
#TBA, 3.000%, 03/15/2043	1,535,000	1,553,348
MA0934, 3.500%, 04/20/2043	91,502	95,601
MA1376, 4.000%, 10/20/2043	148,669	157,970
MA1861, 2.000%, 04/20/2044(a)	695,775	711,316
#TBA, 3.500%, 03/15/2045	785,000	816,093
MA2893, 4.000%, 06/20/2045	73,745	78,144
MA3035, 4.000%, 08/20/2045	44,852	47,558
MA3245, 4.000%, 11/20/2045	188,058	199,276
MA3803, 3.500%, 07/20/2046	93,483	97,347
MA4068, 3.000%, 11/20/2046	203,849	206,626
MA4126, 3.000%, 12/20/2046	199,055	201,767
MA4127, 3.500%, 12/20/2046	353,373	367,977
Government National Mortgage Association
2011-147, 0.607%, 10/16/2044(a)(c)	484,577	11,869
2014-47, 0.640%, 02/16/2048(a)(c)	491,964	21,434
2102-78, 0.573%, 06/16/2052(a)(c)	1,505,223	48,668
2012-147, 2.603%, 04/16/2054(a)	112,808	113,676
2014-45, 0.777%, 07/16/2054(a)(c)	962,276	47,012
2014-155, 1.249%, 08/16/2055(a)(c)	981,113	74,764

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
GS Mortgage Securities Trust
2007-GG10, 5.865%, 08/10/2045(a)	$147,083	$147,328
2014-GC18, 1.133%, 01/10/2047(a)(c)	4,876,721	264,802
2014-GC26, 1.086%, 11/10/2047(a)(c)	2,580,006	153,400
2015-GC32, 3.764%, 07/10/2048	105,000	110,011
2015-GC34, 3.278%, 10/13/2048	131,000	134,623
Impac Secured Assets Trust
2006-2, 1.278%, 08/25/2036(a)	50,000	46,309
JP Morgan Alternative Loan Trust
2007-A2, 0.968%, 06/25/2037(a)	138,302	134,039
JP Morgan Chase Commercial Mortgage Securities Trust
2007-LDPX, 5.420%, 01/15/2049	11,686	11,677
2007-LD12, 5.882%, 02/15/2051(a)	194,868	196,459
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041(a)(b)	100,000	100,108
ML-CFC Commercial Mortgage Trust
2007-8, 5.887%, 08/12/2049(a)	82,702	83,286
2007-7, 5.736%, 06/12/2050(a)	62,151	62,292
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.156%, 04/15/2047(a)(c)	1,454,372	76,455
2015-C24, 3.732%, 08/15/2047	220,000	230,361
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(a)	200,000	210,342
2007-IQ16, 5.809%, 12/12/2049	98,314	99,304
Morgan Stanley Mortgage Loan Trust
2004-6AR, 2.796%, 07/25/2034(a)	274,741	264,639
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032(b)	445,000	389,917
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.727%, 06/15/2049(a)	143,207	143,468
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	134,926
2016-LC24, 2.942%, 10/15/2049	280,000	273,978
2016-NXS6, 2.918%, 11/15/2049	300,000	292,860
2014-LC16, 1.294%, 08/15/2050	34,056	34,028
2016-LC25, 3.640%, 12/15/2059	315,000	326,485
WFRBS Commercial Mortgage Trust
2014-LC14, 1.380%, 03/15/2047(a)(c)	1,185,604	70,902
2014-C22, 0.930%, 09/15/2057(a)(c)	3,796,298	184,970

Total Mortgage Backed Securities (Cost $58,361,662)		58,000,683

Municipal Bonds—0.78%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	30,933
Massachusetts Water Resources Authority
0.630%, 08/01/2037(a)	1,385,000	1,385,000
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	193,031
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	565,746

Total Municipal Bonds (Cost $2,159,586)		2,174,710

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Government Agency Issues—0.83%
Federal Home Loan Banks
5.500%, 07/15/2036	$695,000	$929,041
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	150,000	214,593
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	207,713
6.250%, 05/15/2029	495,000	665,897
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	88,676
4.625%, 09/15/2060	180,000	206,773

Total U.S. Government Agency Issues (Cost $2,331,459)		2,312,693

U.S. Government Notes/Bonds—29.00%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	6,343,630	7,260,126
0.125%, 07/15/2026	3,474,909	3,417,674
1.750%, 01/15/2028	576,220	657,824
3.625%, 04/15/2028	865,778	1,162,265
2.500%, 01/15/2029	1,400,015	1,730,026
3.875%, 04/15/2029	2,761,006	3,862,559
0.750%, 02/15/2045	636,283	617,570
1.000%, 02/15/2046	652,122	674,660
United States Treasury Notes/Bonds
0.750%, 10/31/2017	220,000	219,978
0.750%, 01/31/2018	2,670,000	2,666,609
0.875%, 01/31/2018	4,940,000	4,938,745
0.750%, 02/28/2018	170,000	169,688
0.750%, 08/31/2018	2,730,000	2,716,457
3.625%, 08/15/2019	1,365,000	1,440,235
1.125%, 12/31/2019	1,955,000	1,938,046
1.375%, 04/30/2020	2,370,000	2,358,242
1.375%, 01/31/2021	365,000	360,102
1.125%, 08/31/2021	840,000	814,258
1.125%, 09/30/2021	570,000	551,676
2.000%, 10/31/2021	230,000	231,339
1.750%, 11/30/2021	400,000	397,891
2.125%, 12/31/2021	5,735,000	5,797,500
1.875%, 01/31/2022	1,000,000	999,375
1.500%, 02/28/2023	2,340,000	2,263,997
2.750%, 02/15/2024	595,000	616,848
2.375%, 08/15/2024	405,000	408,924
2.000%, 02/15/2025	1,710,000	1,674,230
2.125%, 05/15/2025	465,000	458,661
2.250%, 11/15/2025	978,900	971,921
1.625%, 02/15/2026	1,260,000	1,185,606
1.625%, 05/15/2026	832,700	781,892
1.500%, 08/15/2026	7,441,300	6,893,092
2.000%, 11/15/2026	9,090,000	8,797,057
5.500%, 08/15/2028	465,000	606,389
3.875%, 08/15/2040	2,460,000	2,865,371
3.125%, 08/15/2044	1,450,000	1,491,744
3.000%, 11/15/2044	480,000	482,006
2.500%, 02/15/2045	18,000	16,327

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Principal Amount	Value
2.875%, 08/15/2045	$670,000	$656,181
3.000%, 11/15/2045	45,000	45,167
2.500%, 02/15/2046	513,300	464,677
2.500%, 05/15/2046	4,965,000	4,491,776
2.250%, 08/15/2046	464,200	397,018
2.875%, 11/15/2046	445,000	436,456

Total U.S. Government Notes/Bonds (Cost $81,943,128)		80,988,185

U.S. Treasury Bills—2.10%
United States Treasury Bills
0.669%, 09/14/2017(e)	5,900,000	5,879,739

Total U.S. Treasury Bills (Cost $5,881,097)		5,879,739

	Shares
Exchange-Traded Funds—2.43%
PowerShares Senior Loan Portfolio	290,000	6,777,300

Total Exchange-Traded Funds (Cost $6,784,266)		6,777,300

Short-Term Investments—2.82%
Fidelity Institutional Government Portfolio, Class I, 0.450%(f)	7,869,223	7,869,223

Total Short-Term Investments (Cost $7,869,223)		7,869,223

Total Investments (Cost $288,940,010)—103.71%		289,599,235
Liabilities in Excess of Other Assets—(3.71)%		(10,368,230)

Total Net Assets—100.00%		$279,231,005

Percentages are stated as a percent of net assets.

(a)	Variablerate security; the rate shown represents the rate at February 28, 2017.
(b)	Securitiesdefined as Rule 144(a) securities under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Representsan interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Principalamount in Mexican pesos.
(e)	Rateshown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	The rate shown represents the seven day yield at February 28, 2017.
(g)	PerpetualBond with no stated maturity date. Date provided is next call date.

Abbreviations
#TBA	Poolnumber to be announced

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2017 (Unaudited)

Description	Number of Contracts Purchased/(Sold)	Settlement Month	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-BTP	(14)	Mar. 2017	$(1,970,972)	$1,116
Euro-Bund	(17)	Mar. 2017	(2,990,529)	(45,943)
10 Year U.S. Treasury Note	(31)	Jun. 2017	(3,861,922)	8,420
U.S. Treasury Long Bond	(42)	Jun. 2017	(6,369,563)	15,672
CME Ultra Long Term U.S. Treasury Bond	(8)	Jun. 2017	(1,294,250)	(4,076)

Total Futures Contracts Sold			$(16,487,236)	$(24,811)

2 Year U.S. Treasury Note	3	Jun. 2017	$649,219	$(520)

Total Futures Contracts Purchased			$649,219	$(520)

Total Net Futures Contracts			$(15,838,017)	$(25,331)

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS—92.39%
Accommodation—0.26%
China Lodging Group Ltd.—ADR(a)	2,149	$124,578
InterContinental Hotels Group PLC—ADR	2,329	109,556
Melco Crown Entertainment Ltd.—ADR	2,476	40,532
Sands China Ltd.—ADR	1,650	68,381
Vail Resorts, Inc.	2,937	532,126
Wyndham Worldwide Corp.	5,780	481,127
Wynn Macau Ltd.—ADR	7,283	129,783

		1,486,083

Administration of Economic Programs—0.02%
Centrais Electricas Brasileiras SA—ADR(a)	15,280	100,542

Administration of Human Resource Programs—0.10%
WageWorks, Inc.(a)	7,327	564,179

Administrative and Support Services—1.51%
ABM Industries, Inc.	15,495	632,041
Amcor Ltd.—ADR	1,972	84,954
Broadridge Financial Solutions, Inc.	16,462	1,141,310
Criteo SA—ADR(a)	850	39,933
Experian PLC—ADR	98,917	1,958,556
Kforce, Inc.	21,390	550,792
ManpowerGroup, Inc.	3,540	343,522
Moody’s Corp.	6,605	735,598
Navient Corp.	21,289	328,063
On Assignment, Inc.(a)	15,805	745,838
Priceline Group, Inc.(a)	200	344,826
Randstad Holding NV—ADR	2,083	60,574
Rentokil Initial PLC—ADR	5,659	85,904
Secom Co. Ltd.—ADR	6,648	120,661
TriNet Group, Inc.(a)	20,910	561,434
WNS Holdings Ltd.—ADR(a)	20,885	590,001
Yirendai Ltd.—ADR(a)	1,887	44,911
Zhaopin Ltd.—ADR(a)	7,380	125,829

		8,494,747

Air Transportation—0.88%
Air France-KLM—ADR(a)	11,532	80,539
Alaska Air Group, Inc.	3,230	315,959
American Airlines Group, Inc.	6,262	290,306
Controladora Vuela Cia de Aviacion SAB de CV—ADR(a)	5,724	69,375
Delta Air Lines, Inc.	35,506	1,772,815
Deutsche Lufthansa AG—ADR	5,809	84,637
International Consolidated Airlines Group SA—ADR	4,216	56,410
JetBlue Airways Corp.(a)	11,419	227,923
Ryanair Holdings PLC—ADR(a)	771	63,029
Southwest Airlines Co.	17,244	996,703
Spirit Airlines, Inc.(a)	4,865	254,002
United Continental Holdings, Inc.(a)	9,719	720,081

		4,931,779

Ambulatory Health Care Services—0.48%
Air Methods Corp.(a)	16,040	607,114
DaVita, Inc.(a)	14,125	980,416

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Laboratory Corp. of America Holdings(a)	1,916	$272,570
Mazor Robotics Ltd.—ADR(a)	2,456	58,183
Quest Diagnostics, Inc.	7,513	732,067
Sonic Healthcare Ltd.—ADR	4,240	69,939

		2,720,289

Amusement, Gambling, and Recreation Industries—0.15%
Las Vegas Sands Corp.	6,899	365,302
Six Flags Entertainment Corp.	6,888	417,482
William Hill PLC—ADR	4,187	54,661

		837,445

Animal Production and Aquaculture—0.04%
Industrias Bachoco SAB de CV—ADR	2,069	99,022
JBS SA—ADR	13,695	102,849

		201,871

Apparel Manufacturing—0.24%
adidas AG—ADR	1,234	103,372
Burberry Group PLC—ADR	3,412	74,092
Cintas Corp.	4,677	551,932
Michael Kors Holdings Ltd.(a)(b)	6,117	223,271
PVH Corp.	4,407	403,681

		1,356,348

Beverage and Tobacco Product Manufacturing—1.23%
Ambev SA—ADR	30,168	171,656
British American Tobacco PLC—ADR	21,674	1,383,668
Carlsberg A/S—ADR	4,406	77,546
Cia Cervecerias Unidas SA—ADR	1,276	30,279
Coca-Cola Amatil Ltd.—ADR	11,411	91,117
Coca-Cola European Partners PLC(b)	9,940	344,819
Coca-Cola Femsa SAB de CV—ADR	1,644	107,896
Davide Campari-Milano SpA—ADR	8,536	42,851
Dr. Pepper Snapple Group, Inc.	9,165	856,378
Heineken NV—ADR	992	40,980
Japan Tobacco, Inc.—ADR	79,407	1,328,479
Kirin Holdings Co. Ltd.—ADR	3,281	56,646
PepsiCo, Inc.	12,260	1,353,259
Pernod-Ricard SA—ADR	2,979	67,981
Reynolds American, Inc.	15,328	943,745
Vina Concha y Toro SA—ADR	1,329	44,920

		6,942,220

Broadcasting (except Internet)—1.07%
CBS Corp.	9,940	655,244
Comcast Corp.	66,944	2,505,044
ITV PLC—ADR	1,328	33,386
Liberty Broadband Corp.(a)	6,089	523,289
Liberty Interactive Corp. QVC Group(a)	16,632	314,012
ProSiebenSat.1 Media SE—ADR	2,733	27,221
Sirius XM Holdings, Inc.	59,150	301,074
Sky PLC—ADR	1,339	66,374
Viacom, Inc.	9,222	400,696
Walt Disney Co.	10,750	1,183,468

		6,009,808

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Building Material and Garden Equipment and Supplies Dealers—0.49%
Home Depot, Inc.	13,406	$1,942,663
Lowe’s Companies, Inc.	11,100	825,507

		2,768,170

Chemical Manufacturing—7.47%
Abbott Laboratories	10,777	485,827
AbbVie, Inc.	6,250	386,500
Acorda Therapeutics, Inc.(a)	13,480	356,546
Actelion Ltd.—ADR(a)	2,045	137,761
Adaptimmune Therapeutics PLC—ADR(a)	3,107	12,521
Albemarle Corp.	3,632	368,684
Amarin Corp. PLC—ADR(a)	14,493	49,276
Arkema SA—ADR	1,312	127,041
Astellas Pharma, Inc.—ADR	6,987	93,835
Avadel Pharmaceuticals PLC—ADR(a)	3,747	39,943
Balchem Corp.	4,980	434,107
Bioverativ, Inc.(a)	1,346	70,074
Catalent, Inc.(a)	23,165	664,836
Celanese Corp.	6,863	611,974
Celgene Corp.(a)	7,850	969,554
Chemtura Corp.(a)	7,340	243,321
China Biologic Products, Inc.(a)	13,769	1,352,116
Church & Dwight Co., Inc.	27,522	1,371,696
CSL Ltd.—ADR	41,387	1,872,762
Daiichi Sankyo Co. Ltd.—ADR	3,544	80,998
Dow Chemical Co.	14,898	927,549
Dr Reddy’s Laboratories Ltd.—ADR	24,975	1,072,926
Eastman Chemical Co.	5,947	477,247
Eisai Co. Ltd.—ADR	1,063	59,735
Endo International PLC(a)(b)	8,164	111,439
FMC Corp.	6,125	352,923
Fresenius Medical Care AG & Co. KGaA—ADR	1,918	79,866
Genmab A/S—ADR(a)	822	81,378
Gilead Sciences, Inc.	23,987	1,690,604
Grifols SA—ADR	3,910	68,034
GW Pharmaceuticals PLC—ADR(a)	365	45,545
Henkel AG & Co. KGaA—ADR	756	81,523
IDEXX Laboratories, Inc.(a)	3,354	486,129
International Flavors & Fragrances, Inc.	2,982	374,837
Johnson & Johnson	49,006	5,989,022
K+S AG—ADR	4,595	53,532
Kao Corp.—ADR	1,509	77,902
Koninklijke DSM NV—ADR	78,799	1,297,032
Ligand Pharmaceuticals, Inc.(a)	6,385	668,063
Lonza Group AG—ADR(a)	7,018	128,745
Mallinckrodt PLC(a)(b)	5,629	295,072
Medicines Co.(a)	12,500	655,250
Merck & Co., Inc.	30,589	2,014,897
Merck KGaA—ADR	1,907	69,548
Methanex Corp.(b)	6,988	356,388
Novozymes A/S—ADR	1,320	50,783
Ono Pharmaceutical Co. Ltd.—ADR	4,749	35,071
Otsuka Holdings Co. Ltd.—ADR	4,223	95,947
Pfizer, Inc.	121,316	4,139,302

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
PPG Industries, Inc.	5,228	$535,504
Prana Biotechnology Ltd.—ADR(a)	5,792	12,627
Prestige Brands Holdings, Inc.(a)	9,926	562,010
Quaker Chemical Corp.	6,230	820,367
Quidel Corp.(a)	24,730	519,330
Repligen Corp.(a)	10,130	319,196
Roche Holding AG—ADR	53,251	1,619,895
Sanofi—ADR	10,796	465,631
Seattle Genetics, Inc.(a)	5,993	393,440
Shin-Etsu Chemical Co. Ltd.—ADR	7,667	162,157
Shire PLC—ADR	6,091	1,100,644
Shiseido Co. Ltd.—ADR	2,330	61,396
Sinopec Shanghai Petrochemical Co. Ltd.—ADR	2,344	142,796
Sociedad Quimica y Minera de Chile SA—ADR	2,067	65,111
Spectrum Pharmaceuticals, Inc.(a)	44,130	282,432
Syngenta AG—ADR	1,359	117,349
Sysmex Corp.—ADR	1,248	35,980
TESARO, Inc.(a)	5,060	953,152
Toray Industries, Inc.—ADR	5,794	103,771
Trinity Biotech PLC—ADR(a)	9,539	58,856
United Therapeutics Corp.(a)	4,945	730,475
Valspar Corp.	2,628	292,286
Vanda Pharmaceuticals, Inc.(a)	29,775	424,294
Yara International ASA—ADR	1,007	38,357
Zoetis, Inc.	10,957	584,118

		41,966,835

Clothing and Clothing Accessories Stores—0.74%
Express, Inc.(a)	15,790	177,480
Foot Locker, Inc.	11,757	889,652
LVMH Moet Hennessy Louis Vuitton SE—ADR	52,660	2,112,718
Marks & Spencer Group PLC—ADR	7,720	64,230
Nordstrom, Inc.	6,150	286,959
Ross Stores, Inc.	5,789	397,010
Signet Jewelers Ltd.(b)	3,346	212,772

		4,140,821

Computer and Electronic Product Manufacturing—9.06%
AAC Technologies Holdings, Inc.—ADR	1,599	167,735
Advanced Semiconductor Engineering, Inc.—ADR	41,948	259,239
Agilent Technologies, Inc.	28,428	1,458,356
Amphenol Corp.	20,306	1,405,378
Apple, Inc.	34,556	4,733,826
Applied Materials, Inc.	60,157	2,178,886
ARRIS International PLC(a)(b)	14,100	363,780
Brocade Communications Systems, Inc.	13,728	168,992
Cisco Systems, Inc.	106,275	3,632,480
Danaher Corp.	19,316	1,652,484
Daqo New Energy Corp.—ADR(a)	3,921	97,202
Dell Technologies, Inc.—Class V(a)	10,178	646,201
EDAP TMS SA—ADR(a)	6,395	18,098
Flex Ltd.(a)(b)	33,512	552,613
Fresenius SE & Co. KGaA—ADR	4,047	80,313
Gemalto NV—ADR	1,699	51,157
Guidewire Software, Inc.(a)	2,735	149,440

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Hanwha Q CELLS Co. Ltd.—ADR(a)	6,464	$55,978
Harman International Industries, Inc.	2,110	235,518
Harris Corp.	13,211	1,451,889
Hologic, Inc.(a)	15,000	608,700
Hoya Corp.—ADR	67,911	3,077,726
HP, Inc.	57,558	999,782
Infineon Technologies AG—ADR	5,229	93,024
Ingenico Group SA—ADR	1,775	31,861
JA Solar Holdings Co. Ltd.—ADR(a)	29,691	151,424
JinkoSolar Holding Co. Ltd.—ADR(a)	7,012	118,363
Kyocera Corp.—ADR	2,121	116,931
L3 Technologies, Inc.	2,278	383,433
Lam Research Corp.	8,893	1,054,176
Lenovo Group Ltd.—ADR	4,140	49,432
LG Display Co. Ltd.—ADR(a)	151,059	1,832,345
Logitech International SA(b)	4,208	121,232
MACOM Technology Solutions Holdings, Inc.(a)	11,993	552,740
MaxLinear, Inc.(a)	23,030	599,701
Mettler-Toledo International, Inc.(a)	3,077	1,465,329
Microchip Technology, Inc.	11,635	843,770
Micron Technology, Inc.(a)	19,575	458,838
Microsemi Corp.(a)	16,330	846,221
Motorola Solutions, Inc.	19,060	1,505,169
NCR Corp.(a)	14,900	716,243
NetApp, Inc.	15,224	636,820
NETGEAR, Inc.(a)	9,170	502,516
Northrop Grumman Corp.	2,144	529,761
NTT DOCOMO, Inc.—ADR	4,583	108,892
NVIDIA Corp.	8,878	900,939
Omron Corp.—ADR	1,208	51,950
Panasonic Corp.—ADR	8,122	89,180
Plantronics, Inc.	7,915	423,927
Qorvo, Inc.(a)	4,790	316,619
QUALCOMM, Inc.	22,001	1,242,616
Raytheon Co.	2,580	397,707
Seiko Epson Corp.—ADR	7,156	79,503
Semiconductor Manufacturing International Corp.—ADR(a)	8,588	56,423
Semtech Corp.(a)	22,725	760,151
Sequans Communications SA—ADR(a)	14,415	39,065
Silicon Laboratories, Inc.(a)	6,300	425,250
Silicon Motion Technology Corp.—ADR	1,341	54,431
Skyworks Solutions, Inc.	6,283	595,691
Sonova Holding AG—ADR	4,980	130,376
STMicroelectronics NV(b)	7,938	121,134
Swatch Group AG—ADR	5,844	96,894
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	114,431	3,601,144
TDK Corp.—ADR	16,943	1,151,785
Telefonaktiebolaget LM Ericsson—ADR	9,305	60,017
Texas Instruments, Inc.	8,550	655,101
Thermo Fisher Scientific, Inc.	7,531	1,187,488
Tokyo Electron Ltd.—ADR	3,522	87,240
Toshiba Corp.—ADR	2,846	31,434
Trina Solar Ltd.—ADR(a)	6,488	68,124
United Microelectronics Corp.—ADR	186,866	381,207

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Varex Imaging Corp.(a)	2,568	$89,404
Varian Medical Systems, Inc.(a)	6,419	538,490
VeriFone Systems, Inc.(a)	26,468	547,094

		50,944,378

Construction of Buildings—0.50%
CK Hutchison Holdings Ltd.—ADR	6,079	74,832
DR Horton, Inc.	18,927	605,664
Lennar Corp.	9,206	449,161
NVR, Inc.(a)	365	706,263
Persimmon PLC—ADR	1,412	72,690
PulteGroup, Inc.	11,353	250,334
Sekisui House Ltd.—ADR	3,297	52,604
Sun Hung Kai Properties Ltd.—ADR	5,989	87,799
Wharf Holdings Ltd.—ADR	28,194	447,862
Xinyuan Real Estate Co. Ltd.—ADR	13,344	65,919

		2,813,128

Couriers and Messengers—0.18%
FedEx Corp.	3,710	715,956
United Parcel Service, Inc.	2,898	306,492

		1,022,448

Credit Intermediation and Related Activities—8.48%
Aberdeen Asset Management PLC—ADR	7,742	53,033
Ally Financial, Inc.	24,995	562,138
Ameriprise Financial, Inc.	3,809	500,884
Australia and New Zealand Banking Group—ADR	8,478	200,505
Banco Bilbao Vizcaya Argentaria SA—ADR	200,128	1,308,837
Banco do Brasil SA—ADR	14,390	149,656
Banco Latinoamericano de Comercio Exterior SA—Class E(b)	31,639	890,005
Bank Mandiri Persero Tbk PT—ADR	7,373	61,823
Bank of America Corp.	111,588	2,753,991
Bank of China Ltd.—ADR	32,916	416,387
Bank of New York Mellon Corp.	17,701	834,425
Bank Rakyat Indonesia Persero Tbk PT—ADR	5,602	100,500
BB&T Corp.	18,641	898,869
BBVA Banco Frances SA—ADR	129	2,121
BNP Paribas SA—ADR	7,681	224,170
Capital One Financial Corp.	7,566	710,145
China Construction Bank Corp.—ADR	52,936	869,209
Citigroup, Inc.	21,482	1,284,838
Citizens Financial Group, Inc.	14,463	540,482
Commerzbank AG—ADR	11,087	84,649
Commonwealth Bank of Australia—ADR	1,671	105,515
Credicorp Ltd.(b)	4,816	792,810
Credit Agricole SA—ADR	20,757	124,750
Danske Bank A/S—ADR	125,983	2,108,325
Discover Financial Services	28,456	2,024,359
Erste Group Bank AG—ADR	5,340	77,964
Fifth Third Bancorp	35,070	962,321
First Bancorp	5,560	167,078
First Republic Bank	6,220	583,623
Flushing Financial Corp.	9,070	253,416
Great Western Bancorp, Inc.	16,745	715,681

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Grupo Aval Acciones y Valores SA—ADR	6,285	$49,149
Grupo Financiero Banorte SAB de CV—ADR	56,402	1,395,385
Grupo Financiero Galicia SA—ADR	636	20,225
Grupo Supervielle SA—ADR(a)	4,424	67,864
H&R Block, Inc.	9,595	197,273
HDFC Bank Ltd.—ADR	2,439	174,852
Hope Bancorp, Inc.	32,049	685,849
Houlihan Lokey, Inc.	12,645	398,191
Huntington Bancshares, Inc.	26,474	374,342
ICICI Bank Ltd.—ADR	247,895	2,032,738
Independent Bank Corp.	6,195	402,675
Industrial & Commercial Bank of China Ltd.—ADR	46,345	605,266
Itau CorpBanca—ADR	2,954	35,389
JPMorgan Chase & Co.	37,143	3,365,898
Kasikornbank PCL—ADR	5,111	111,343
KB Financial Group, Inc.—ADR(a)	4,741	194,002
KBC Group NV—ADR	52,086	1,593,311
KeyCorp	28,123	527,869
M&T Bank Corp.	2,557	426,942
Macquarie Group Ltd.—ADR	1,172	77,792
National Australia Bank Ltd.—ADR	12,663	155,502
Nordea Bank AB—ADR	130,152	1,518,874
Old National Bancorp	40,655	746,019
Prosperity Bancshares, Inc.	11,910	887,771
Provident Financial PLC—ADR	669	24,395
QIWI PLC—ADR	2,269	31,675
Regions Financial Corp.	37,550	573,389
Retrophin, Inc.(a)	21,195	450,818
Royal Bank of Canada(b)	27,610	2,006,418
Sberbank of Russia PJSC—ADR	16,040	175,638
Standard Bank Group Ltd.—ADR	8,564	93,305
State Street Corp.	7,094	565,463
Sterling Bancorp	34,250	847,688
Sumitomo Mitsui Trust Holdings, Inc.—ADR	19,934	71,663
Suntrust Banks, Inc.	11,884	706,979
Svenska Handelsbanken AB—ADR	11,848	81,751
Swedbank AB—ADR	4,340	106,938
Turkiye Garanti Bankasi AS—ADR	31,199	75,502
U.S. Bancorp	27,643	1,520,365
Umpqua Holdings Corp.	38,750	728,888
Webster Financial Corp.	14,400	790,992
Western Union Co.	43,252	849,469
Westpac Banking Corp.—ADR	7,698	199,455
Woori Bank—ADR(a)	4,299	152,314
Worldpay Group PLC—ADR	3,069	31,273
WSFS Financial Corp.	12,990	592,344
Zions Bancorporation	12,681	569,377

		47,653,129

Crop Production—0.00%
Cresud SACIF y A—ADR(a)	701	13,165

Data Processing, Hosting and Related Services—1.47%
Capgemini SA—ADR	2,733	46,726
CDK Global, Inc.	13,538	899,329

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
DST Systems, Inc.	3,600	$430,560
ExlService Holdings, Inc.(a)	13,165	587,949
Fidelity National Information Services, Inc.	10,202	839,319
Fiserv, Inc.(a)	9,270	1,069,758
Hewlett Packard Enterprise Co.	65,413	1,492,724
InterXion Holding NV(a)(b)	10,605	412,535
MasterCard, Inc.	11,940	1,318,892
MSCI, Inc.	7,539	713,114
Visa, Inc.	4,630	407,162

		8,218,068

Educational Services—0.05%
Kroton Educacional SA—ADR	10,249	46,018
New Oriental Education & Technology Group, Inc.—ADR(a)	1,873	90,672
TAL Education Group—ADR(a)	1,124	97,193
Tarena International, Inc.—ADR(a)	4,871	70,483

		304,366

Electrical Equipment, Appliance, and Component Manufacturing—1.02%
ABB Ltd.—ADR(a)	13,480	303,974
Corning, Inc.	42,775	1,181,018
Eaton Corp. PLC(b)	12,436	895,143
Koninklijke Philips NV(b)	23,121	700,335
Mitsubishi Electric Corp.—ADR	4,794	140,296
Nidec Corp.—ADR	4,327	100,906
SMC Corp.—ADR	6,056	85,965
Spectrum Brands Holdings, Inc.	12,863	1,745,767
Valeo SA—ADR	3,341	102,686
Whirlpool Corp.	2,529	451,654

		5,707,744

Electronics and Appliance Stores—0.10%
Best Buy Co., Inc.	13,161	580,795

Fabricated Metal Product Manufacturing—0.63%
Barnes Group, Inc.	16,445	824,059
BWX Technologies, Inc.	13,050	606,042
Crown Holdings, Inc.(a)	7,514	402,675
GKN PLC—ADR	13,949	62,073
Luxfer Holdings PLC—ADR	5,980	66,318
NSK Ltd.—ADR(a)	2,927	83,200
Parker Hannifin Corp.	4,523	700,341
SKF AB—ADR	2,406	45,522
Stanley Black & Decker, Inc.	6,030	766,715

		3,556,945

Fishing, Hunting and Trapping—0.01%
Marine Harvest ASA—ADR(a)	3,873	67,623

Food and Beverage Stores—0.29%
Carrefour SA—ADR	17,038	81,782
Cencosud SA—ADR	2,854	25,315
GrubHub, Inc.(a)	11,725	411,079
J Sainsbury PLC—ADR	5,636	76,086
Koninklijke Ahold Delhaize NV—ADR	4,884	103,834
Kroger Co.	20,081	638,576

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Shoprite Holdings Ltd.—ADR	6,587	$94,952
Tesco PLC—ADR(a)	13,726	95,876
Wm Morrison Supermarkets PLC—ADR	6,999	105,265

		1,632,765

Food Manufacturing—2.20%
Archer-Daniels-Midland Co.	23,090	1,084,537
Blue Buffalo Pet Products, Inc.(a)	14,150	345,826
Bunge Ltd.(b)	8,479	694,006
Campbell Soup Co.	10,400	617,240
Chr Hansen Holding A/S—ADR	1,734	51,717
Conagra Foods, Inc.	30,032	1,237,619
Givaudan SA—ADR	4,040	146,753
Ingredion, Inc.	7,587	917,192
J&J Snack Foods Corp.	4,218	564,368
JM Smucker Co.	8,767	1,242,547
Nestle SA—ADR	9,122	672,200
Pinnacle Foods, Inc.	15,158	865,977
Symrise AG—ADR	1,978	30,639
Tate & Lyle PLC—ADR	2,288	85,800
Tyson Foods, Inc.	19,336	1,209,660
Unilever NV	35,986	1,703,218
WH Group Ltd.—ADR(a)	8,370	130,991
WhiteWave Foods Co.(a)	11,080	610,286
Wilmar International Ltd.—ADR	5,536	144,169

		12,354,745

Food Services and Drinking Places—1.04%
Bidvest Group Ltd.—ADR	4,052	96,519
Brinker International, Inc.	10,836	457,713
Cheesecake Factory, Inc.	7,245	442,307
Chuy’s Holdings, Inc.(a)	7,815	222,728
Compass Group PLC—ADR	6,668	125,692
Darden Restaurants, Inc.	18,546	1,385,014
Del Frisco’s Restaurant Group, Inc.(a)	26,220	416,898
Domino’s Pizza, Inc.	2,866	543,995
Fiesta Restaurant Group, Inc.(a)	14,675	291,299
Jack in the Box, Inc.	6,315	591,779
Panera Bread Co.(a)	1,699	392,129
Popeyes Louisiana Kitchen, Inc.(a)	3,328	262,945
Sodexo SA—ADR	3,307	72,324
Yum! Brands, Inc.	8,472	553,391

		5,854,733

Furniture and Home Furnishings Stores—0.43%
Bed Bath & Beyond, Inc.	10,832	437,613
Ryohin Keikaku Co. Ltd.—ADR	40,913	1,724,278
Williams-Sonoma, Inc.	5,450	264,816

		2,426,707

General Merchandise Stores—0.93%
Burlington Stores, Inc.(a)	6,150	547,412
Dollar General Corp.	5,391	393,651
Five Below, Inc.(a)	9,995	385,307
Kering—ADR	3,133	76,163

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Kingfisher PLC—ADR	9,444	$77,819
Kohl’s Corp.	5,887	250,904
METRO AG—ADR	11,877	73,103
Target Corp.	14,997	881,374
Wal-Mart Stores, Inc.	35,790	2,538,584

		5,224,317

Health and Personal Care Stores—0.81%
Clicks Group Ltd.—ADR	3,849	75,363
CVS Health Corp.	31,665	2,551,565
Express Scripts Holding Co.(a)	12,900	911,385
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,365	373,232
Walgreens Boots Alliance, Inc.	7,200	621,936

		4,533,481

Heavy and Civil Engineering Construction—0.31%
Chicago Bridge & Iron Co. NV(b)	8,643	290,146
Granite Construction, Inc.	13,605	721,201
MYR Group, Inc.(a)	14,340	537,893
RWE AG—ADR(a)	4,245	60,279
Vinci SA—ADR	6,904	124,203

		1,733,722

Hospitals—0.34%
HCA Holdings, Inc.(a)	10,724	935,561
HealthSouth Corp.	11,005	465,732
Tenet Healthcare Corp.(a)	9,522	183,775
Universal Health Services, Inc.	2,600	326,560

		1,911,628

Insurance Carriers and Related Activities—6.00%
Aegon NV	16,136	86,166
Aflac, Inc.	12,694	918,411
Ageas—ADR	2,941	111,434
AIA Group Ltd.—ADR	54,017	1,363,389
Allstate Corp.	14,895	1,223,773
Anthem, Inc.	5,764	950,022
Aon PLC(b)	6,772	783,182
Aviva PLC—ADR	8,362	102,769
Berkshire Hathaway, Inc.(a)	11,264	1,930,874
Centene Corp.(a)	6,293	443,657
Chubb Ltd.(b)	12,140	1,677,384
Cigna Corp.	3,924	584,284
Direct Line Insurance Group PLC—ADR	3,492	59,626
Essent Group Ltd.(a)(b)	18,770	653,384
Fanhua, Inc.—ADR(a)	11,250	102,825
Humana, Inc.	2,518	531,928
Infinity Property & Casualty Corp.	5,500	518,375
ING Groep NV—ADR	181,688	2,512,744
Legal & General Group PLC—ADR	4,552	70,693
Lincoln National Corp.	5,889	413,172
Marsh & McLennan Companies, Inc.	20,568	1,511,337
MGIC Investment Corp.(a)	44,565	474,617
MS&AD Insurance Group Holdings Inc.—ADR	5,389	90,778
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	140,440	2,657,124

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Ping An Insurance Group Co. of China Ltd.—ADR	118,216	$1,263,729
Primerica, Inc.	11,340	915,705
Principal Financial Group, Inc.	10,376	648,915
Progressive Corp.	14,037	549,970
Prudential Financial, Inc.	6,437	711,546
QBE Insurance Group Ltd.—ADR	9,279	87,872
Reinsurance Group of America, Inc.	5,540	720,532
RSA Insurance Group PLC—ADR	9,271	68,661
Sampo Oyj—ADR	69,032	1,567,372
SCOR SE—ADR	23,921	87,790
Selective Insurance Group, Inc.	15,050	666,715
Swiss Re AG—ADR	6,561	146,671
T&D Holdings, Inc.—ADR	9,219	70,618
Tokio Marine Holdings, Inc.—ADR	41,086	1,801,827
Torchmark Corp.	11,019	854,303
Travelers Companies, Inc.	4,968	607,288
United Fire Group, Inc.	6,835	288,574
UnitedHealth Group, Inc.	16,408	2,713,554
Zurich Insurance Group AG—ADR	7,270	201,125

		33,744,715

Leather and Allied Product Manufacturing—0.13%
Hermes International—ADR	1,857	80,947
Steven Madden Ltd.(a)	17,142	640,254

		721,201

Machinery Manufacturing—2.48%
AAON, Inc.	25,518	858,681
AGCO Corp.	4,021	244,959
Alfa Laval AB—ADR	1,870	33,716
ASML Holding NV	1,244	151,382
Atlas Copco AB—ADR	2,233	73,131
Brooks Automation, Inc.	25,875	539,753
Brunswick Corp.	18,039	1,080,355
Columbus McKinnon Corp.	15,948	411,618
Cummins, Inc.	4,248	630,786
Daikin Industries Ltd.—ADR	665	126,044
Electrolux AB—ADR	982	52,012
ESCO Technologies, Inc.	14,910	808,122
Esterline Technologies Corp.(a)	3,165	281,369
FANUC Corp.—ADR	86,688	1,696,484
Fortive Corp.	6,137	353,798
FUJIFILM Holdings Corp.—ADR	3,018	116,480
II-VI, Inc.(a)	9,245	329,121
Ingersoll-Rand PLC(b)	16,125	1,279,680
Kadant, Inc.	12,220	756,418
Komatsu Ltd.—ADR	5,090	122,415
Kone OYJ—ADR	3,736	80,679
Makita Corp.—ADR	1,343	93,238
Nikon Corp.—ADR	5,046	76,800
Sandvik AB—ADR	5,205	70,450
Sharp Corp.—ADR	29,650	86,845
Snap-on, Inc.	3,006	510,028
TechnipFMC PLC(a)(b)	17,797	575,183
Techtronic Industries Co. Ltd.—ADR	87,556	1,568,565

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
THK Co. Ltd.—ADR	4,100	$52,583
Vestas Wind Systems A/S—ADR	3,763	92,720
Weichai Power Co. Ltd.—ADR	8,615	122,204
Weir Group PLC—ADR	3,824	44,664
Xylem, Inc.	13,265	638,311

		13,958,594

Management of Companies and Enterprises—0.61%
AES Corp.	35,070	404,006
American Equity Invesment Life Holding Co.	26,170	704,235
Asahi Kasei Corp.—ADR	6,618	128,753
BOC Hong Kong Holdings Ltd.—ADR	751	59,329
Bryn Mawr Bank Corp.	5,750	236,038
Bunzl PLC—ADR	2,630	73,837
Cardinal Financial Corp.	17,900	559,196
City Holding Co.	12,593	824,842
CoBiz Financial, Inc.	21,575	367,854
Kitov Pharmaceuticals Holdings Ltd.—ADR(a)	10,307	19,377
Park24 Co. Ltd.—ADR	1,489	40,575
Sky Solar Holdings Ltd.—ADR(a)	10,213	21,652

		3,439,694

Merchant Wholesalers, Durable Goods—2.50%
Anixter International, Inc.(a)	6,630	552,279
Applied Industrial Technologies, Inc.	10,460	659,503
Avnet, Inc.	19,166	883,169
Cie Generale des Etablissements Michelin—ADR	74,920	1,684,203
Continental Building Products, Inc.(a)	29,970	732,767
Fitbit, Inc.(a)	31,305	194,404
HD Supply Holdings, Inc.(a)	9,500	408,500
Henry Schein, Inc.(a)	3,130	536,982
Honeywell International, Inc.	11,464	1,427,268
Huntington Ingalls Industries, Inc.	1,818	397,233
KLA-Tencor Corp.	10,102	910,392
Leggett & Platt, Inc.	10,634	522,980
LKQ Corp.(a)	15,266	482,100
Rockwell Automation, Inc.	3,730	563,603
Safran SA—ADR	82,126	1,455,683
TE Connectivity Ltd.(b)	11,183	832,798
Weibo Corp.—ADR(a)	982	49,611
WESCO International, Inc.(a)	5,204	361,678
WestRock Co.	15,028	807,304
Wolseley PLC—ADR	19,080	116,197
WW Grainger, Inc.	1,656	410,622

		13,989,276

Merchant Wholesalers, Nondurable Goods—0.69%
Cardinal Health, Inc.	6,334	515,397
CST Brands, Inc.	9,635	463,733
Danone SA—ADR	8,542	112,498
ITOCHU Corp.—ADR	3,737	108,224
KOC Holding AS—ADR	60,279	1,226,678
Nu Skin Enterprises, Inc.	8,083	400,432
Orkla ASA—ADR	3,064	26,810
Suntory Beverage & Food Ltd.—ADR	1,967	41,189

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Sysco Corp.	18,399	$969,995

		3,864,956

Mining (except Oil and Gas)—1.81%
Anglo American PLC—ADR(a)	16,782	131,907
AngloGold Ashanti Ltd.—ADR(a)	4,514	49,744
Barrick Gold Corp.(b)	19,563	363,481
BHP Billiton Ltd.—ADR	86,718	3,279,674
China Shenhua Energy Co. Ltd.—ADR	17,491	145,525
Cia de Minas Buenaventura SAA—ADR	5,116	62,927
DRDGOLD Ltd.—ADR	17,860	93,408
Freeport-McMoRan, Inc.(a)	17,479	234,219
Glencore PLC—ADR(a)	23,045	183,323
Gold Fields Ltd.—ADR	18,336	56,658
Harmony Gold Mining Co. Ltd.—ADR	36,935	92,338
Impala Platinum Holdings Ltd.—ADR(a)	17,439	59,031
Martin Marietta Materials, Inc.	1,250	269,938
Mechel PJSC—ADR(a)	5,661	27,569
Newcrest Mining Ltd.—ADR	62,061	1,049,762
Newmont Mining Corp.	8,902	304,804
Potash Corp. of Saskatchewan, Inc.(b)	106,160	1,850,368
Randgold Resources Ltd.—ADR	1,019	93,452
Rio Tinto PLC—ADR	4,163	172,848
Sibanye Gold Ltd.—ADR	127,175	1,031,389
Sumitomo Metal Mining Co. Ltd.—ADR	4,926	68,274
Vedanta Ltd.—ADR	7,386	113,523
Vulcan Materials Co.	2,595	312,983
Yanzhou Coal Mining Co. Ltd.—ADR	14,389	114,393

		10,161,538

Miscellaneous Manufacturing—1.84%
Advanced Accelerator Applications SA—ADR(a)	1,561	59,224
Ansell Ltd.—ADR	863	56,139
Ascendis Pharma A/S—ADR(a)	2,089	61,772
Baxter International, Inc.	27,160	1,382,987
Boston Scientific Corp.(a)	25,449	624,773
Coloplast A/S—ADR	9,400	65,988
CONMED Corp.	14,125	587,883
CR Bard, Inc.	2,800	686,672
CryoLife, Inc.(a)	25,172	402,752
Edwards Lifesciences Corp.(a)	5,108	480,356
Getinge AB—ADR	1,798	30,386
Hasbro, Inc.	4,181	405,013
Intuitive Surgical, Inc.(a)	1,433	1,056,121
Luxottica Group SpA—ADR	672	35,522
Merit Medical Systems, Inc.(a)	20,820	641,256
Smith & Nephew PLC—ADR	35,874	1,095,951
Smiths Group PLC—ADR	4,888	92,408
Stryker Corp.	6,625	851,710
Textron, Inc.	8,236	389,563
Wright Medical Group NV(a)(b)	17,585	490,270
Zimmer Biomet Holdings, Inc.	7,118	833,375

		10,330,121

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Motion Picture and Sound Recording Industries—0.38%
Regal Entertainment Group	19,160	$413,473
Time Warner, Inc.	16,585	1,628,813
Vivendi SA—ADR	5,047	88,726

		2,131,012

Motor Vehicle and Parts Dealers—0.20%
Malibu Boats, Inc.(a)	27,035	555,840
O’Reilly Automotive, Inc.(a)	2,030	551,571

		1,107,411

Nonmetallic Mineral Product Manufacturing—1.09%
Anhui Conch Cement Co. Ltd.—ADR	70,662	1,215,386
Cemex SAB de CV—ADR(a)	186,671	1,579,237
Cie de Saint-Gobain—ADR	15,859	152,246
CRH PLC—ADR	66,799	2,255,802
Eagle Materials, Inc.	3,550	368,171
HeidelbergCement AG—ADR	5,692	106,070
James Hardie Industries PLC—ADR	4,695	69,815
Owens-Illinois, Inc.(a)	14,550	288,090
Semen Indonesia Persero Tbk PT—ADR	6,317	90,649

		6,125,466

Nonstore Retailers—0.44%
Amazon.com, Inc.(a)	2,050	1,732,332
Baozun, Inc.—ADR(a)	4,485	64,494
Copart, Inc.(a)	10,680	631,615
Zalando SE—ADR(a)	2,325	46,058

		2,474,499

Oil and Gas Extraction—1.94%
Akzo Nobel NV—ADR	3,811	85,119
Cabot Oil & Gas Corp.	15,881	347,794
Canadian Natural Resources Ltd.(b)	6,564	188,452
Carrizo Oil & Gas, Inc.(a)	17,565	571,741
CNOOC Ltd.—ADR	836	99,225
Diamondback Energy, Inc.(a)	8,946	902,294
Ecopetrol SA—ADR(a)	2,981	26,889
EOG Resources, Inc.	3,316	321,619
Gulfport Energy Corp.(a)	11,518	199,722
LUKOIL PJSC—ADR	27,335	1,445,337
Minerals Technologies, Inc.	11,380	879,105
Newfield Exploration Co.(a)	2,917	106,354
Parsley Energy, Inc.(a)	8,512	258,680
PDC Energy, Inc.(a)	7,945	537,003
PetroChina Co. Ltd.—ADR	1,340	101,786
Petroleo Brasileiro SA—ADR(a)	13,752	138,620
Phillips 66	5,644	441,304
Pioneer Natural Resources Co.	1,323	246,038
Repsol SA—ADR	7,540	111,554
Rice Energy, Inc.(a)	11,812	220,294
RSP Permian, Inc.(a)	12,525	494,612
Sasol Ltd.—ADR	3,573	101,330
Suncor Energy, Inc.(b)	42,793	1,340,704
TOTAL SA—ADR	26,141	1,306,266

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Whiting Petroleum Corp.(a)	18,536	$201,116
WPX Energy, Inc.(a)	19,185	247,487

		10,920,445

Other Information Services—2.29%
Alibaba Group Holding Ltd.—ADR(a)	26,369	2,713,370
Alphabet, Inc.—Class A(a)	3,556	3,004,570
Alphabet, Inc.—Class C(a)	2,331	1,918,903
Changyou.com Ltd.—ADR(a)	3,203	88,467
Facebook, Inc.(a)	14,190	1,923,312
j2 Global, Inc.	10,070	819,899
Liberty Global PLC(a)(b)	4,970	174,397
Liberty Global PLC—LiLAC(a)(b)	6,901	169,696
NetEase, Inc.—ADR	1,427	435,321
Phoenix New Media Ltd.—ADR(a)	36,628	140,652
VeriSign, Inc.(a)	15,876	1,309,294
YY, Inc.—ADR(a)	3,592	159,090

		12,856,971

Paper Manufacturing—0.39%
Bemis Co., Inc.	4,370	216,620
Boise Cascade Co.(a)	16,545	448,370
International Paper Co.	9,202	484,945
Neenah Paper, Inc.	9,115	667,674
Smurfit Kappa Group PLC—ADR	2,564	67,613
Stora Enso OYJ—ADR	8,607	92,611
Svenska Cellulosa AB SCA—ADR	1,789	54,887
Unicharm Corp.—ADR	13,583	60,241
UPM-Kymmene OYJ—ADR	4,616	109,561

		2,202,522

Performing Arts, Spectator Sports, and Related Activities—0.48%
Activision Blizzard, Inc.	32,532	1,468,170
Electronic Arts, Inc.(a)	14,081	1,218,007

		2,686,177

Personal and Laundry Services—0.07%
Shutterfly, Inc.(a)	9,240	419,311

Petroleum and Coal Products Manufacturing—2.81%
BP PLC—ADR	56,157	1,904,845
Chevron Corp.	31,866	3,584,925
China Petroleum & Chemical Corp.—ADR	4,034	312,917
Exxon Mobil Corp.	45,514	3,701,199
HollyFrontier Corp.	7,246	212,163
Marathon Oil Corp.	18,715	299,440
Marathon Petroleum Corp.	12,868	638,253
Murphy Oil Corp.	13,625	385,451
Norsk Hydro ASA—ADR	9,319	52,466
PBF Energy, Inc.	7,338	179,708
Royal Dutch Shell PLC A—ADR	52,894	2,744,670
Royal Dutch Shell PLC B—ADR	5,692	313,060
Statoil ASA—ADR	6,904	121,510
Tesoro Corp.	7,980	679,816
Valero Energy Corp.	9,477	643,962

		15,774,385

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Pipeline Transportation—0.32%
Enbridge, Inc.(b)	16,348	$684,171
National Grid PLC—ADR	2,998	182,428
South Jersey Indsustries, Inc.	14,215	497,809
Targa Resources Corp.	7,501	423,807

		1,788,215

Plastics and Rubber Products Manufacturing—0.78%
Berry Plastics Group, Inc.(a)	5,713	287,535
Bridgestone Corp.—ADR	7,201	143,336
Continental AG—ADR	42,557	1,730,368
Goodyear Tire & Rubber Co.	11,606	406,790
Illinois Tool Works, Inc.	12,187	1,608,806
Sealed Air Corp.	4,112	191,126

		4,367,961

Postal Service—0.04%
Deutsche Post AG—ADR	4,935	169,172
Royal Mail PLC—ADR	5,047	52,211

		221,383

Primary Metal Manufacturing—0.60%
ArcelorMittal SA(b)	14,520	127,486
Kaiser Aluminum Corp.	6,680	526,584
Nucor Corp.	12,511	782,813
POSCO—ADR	3,234	200,605
Steel Dynamics, Inc.	22,538	824,890
Tenaris SA—ADR	2,736	89,495
Ternium SA—ADR	3,380	89,638
Worthington Industries, Inc.	14,625	717,356

		3,358,867

Printing and Related Support Activities—0.10%
Avery Dennison Corp.	5,494	443,421
Dai Nippon Printing Co. Ltd.—ADR	9,777	106,178

		549,599

Professional, Scientific, and Technical Services—5.10%
51job, Inc.—ADR(a)	3,003	107,958
Accenture PLC(b)	13,481	1,651,423
Adecco Group AG—ADR	3,084	110,345
Amadeus IT Group SA—ADR	2,431	112,798
Amdocs Ltd.(b)	17,605	1,067,743
Amec Foster Wheeler PLC—ADR	11,100	59,496
Amgen, Inc.	9,040	1,595,831
Atos SE—ADR	3,576	84,304
Baidu, Inc.—ADR(a)	9,542	1,661,548
Biogen, Inc.(a)	2,691	776,623
Callidus Software, Inc.(a)	31,055	585,387
CDW Corp.	13,362	787,022
Cellectis SA—ADR(a)	970	21,641
Charles River Labratories International, Inc.(a)	3,450	300,047
China Finance Online Co. Ltd.—ADR(a)	13,077	41,585
Cognizant Technology Solutions Corp.—Class A(a)	18,514	1,097,325
Computer Sciences Corp.	6,130	420,273
Convergys Corp.	25,300	553,564

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
eBay, Inc.(a)	44,073	$1,494,075
Exact Sciences Corp.(a)	11,860	255,227
F5 Networks, Inc.(a)	1,400	200,578
Galapagos NV—ADR(a)	521	36,757
Grana y Montero SAA—ADR	1,676	4,860
Groupon, Inc.(a)	31,864	134,785
ICON PLC(a)(b)	6,940	581,364
Imperial Holdings Ltd.—ADR	4,297	54,744
Industria de Diseno Textil SA—ADR	4,996	79,936
Infosys Ltd.—ADR	167,790	2,540,341
International Business Machines Corp.	15,493	2,785,951
Interpublic Group of Companies, Inc.	15,745	379,454
Jardine Matheson Holdings Ltd.—ADR	3,568	222,393
JGC Corp.—ADR(a)	1,574	56,507
KEYW Holding Corp.(a)	30,145	299,038
Leidos Holdings, Inc.	13,794	735,220
Mesoblast Ltd.—ADR(a)	5,060	33,345
National CineMedia, Inc.	26,640	341,791
Nice Ltd.—ADR	1,080	73,710
Omnicom Group, Inc.(a)	2,100	178,710
Pandora A/S—ADR(a)	96,971	2,753,492
Proofpoint, Inc.(a)	9,435	743,195
Publicis Groupe SA—ADR	5,121	86,033
Quintiles IMS Holdings, Inc.(a)	7,403	572,918
Sabre Corp.	19,777	433,314
Santen Pharmaceutical Co. Ltd.—ADR	1,488	21,308
SGS SA—ADR	6,334	134,376
Summit Therapeutics PLC—ADR(a)	2,187	26,703
Synaptics, Inc.(a)	8,725	463,734
Tetra Tech, Inc.	15,990	643,598
VMware, Inc.(a)	2,900	260,681
Waters Corp.(a)	5,876	910,721
Wipro Ltd.—ADR	7,125	69,683

		28,643,455

Publishing Industries (except Internet)—2.51%
CA, Inc.	36,851	1,189,182
Citrix Systems, Inc.(a)	17,331	1,368,282
Informa PLC—ADR	2,566	42,570
LogMeIn, Inc.(a)	1,234	113,241
Microsoft Corp.	41,510	2,655,810
MiX Telematics Ltd.—ADR	12,149	86,622
Momo, Inc.—ADR(a)	2,327	61,991
News Corp.	45,054	577,592
NQ Mobile, Inc.—ADR(a)	7,794	30,007
Nuance Communications, Inc.(a)	22,281	379,445
Oracle Corp.	17,041	725,776
Pearson PLC—ADR	6,324	52,679
PTC, Inc.(a)	14,614	787,548
Red Hat, Inc.(a)	4,000	331,240
RELX NV—ADR	140,435	2,477,273
RELX PLC—ADR	5,957	113,243
Symantec Corp.	33,352	952,867
Synopsys, Inc.(a)	22,447	1,603,614
TEGNA, Inc.	17,532	449,345

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Trend Micro, Inc.—ADR(a)	1,293	$56,627
Wolters Kluwer NV—ADR	1,943	79,741

		14,134,695

Rail Transportation—0.62%
Canadian National Railway Co.(b)	30,375	2,119,264
East Japan Railway Co.—ADR	78,108	1,173,963
Guangshen Railway Co. Ltd.—ADR	4,194	131,272
West Japan Railway Co.—ADR	606	40,072

		3,464,571

Real Estate—0.26%
CBRE Group, Inc.(a)	11,036	393,102
City Developments Ltd.—ADR	15,102	101,727
Hang Lung Properties Ltd.—ADR	77,931	978,814

		1,473,643

Rental and Leasing Services—0.20%
Ashtead Group PLC—ADR	899	73,763
Brambles Ltd.—ADR	4,861	69,245
Fly Leasing Ltd.—ADR(a)	6,581	88,646
Hertz Global Holdings, Inc.(a)	5,629	127,891
Localiza Rent a Car SA—ADR	5,662	69,076
Synchrony Financial	10,393	376,642
United Rentals, Inc.(a)	2,325	297,670

		1,102,933

Retailing—0.00%
Jumei International Holding Ltd—ADR(a)	4,444	18,043

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.69%
Affiliated Managers Group, Inc.	7,692	1,291,718
Aramark	16,863	602,684
BB Seguridade Participacoes SA—ADR	7,989	72,860
CBOE Holdings, Inc.	6,205	484,301
CME Group, Inc.	3,885	471,872
Daiwa Securities Group, Inc.—ADR	11,763	73,930
Evercore Partners, Inc.	8,055	640,775
First Pacific Co. Ltd.—ADR	31,471	114,869
Franklin Resources, Inc.	15,517	667,852
Goldman Sachs Group, Inc.	4,417	1,095,680
Indivior PLC—ADR	2,619	57,678
Invesco Ltd.(b)	16,810	541,114
Keppel Corp Ltd.—ADR	7,295	71,382
Lazard Ltd.(b)	8,317	358,130
Leju Holdings Ltd.—ADR(a)	7,874	29,213
MarketAxess Holdings, Inc.	2,344	457,619
NASDAQ, Inc.	4,777	339,692
Nomura Holdings, Inc.—ADR	296,098	1,921,676
ORIX Corp.—ADR	1,318	103,160
Q2 Holdings, Inc.(a)	9,980	358,781
Rakuten, Inc.—ADR(a)	127,393	1,260,554
Raymond James Financial, Inc.	5,892	462,876
S&P Global, Inc.	9,909	1,282,917
Singapore Exchange Ltd.—ADR	429	34,744
Stifel Financial Corp.(a)	12,130	654,535

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
T Rowe Price Group, Inc.	9,695	$690,381
Vantiv, Inc.(a)	12,458	814,504
Yintech Investment Holdings Ltd.—ADR(a)	8,587	157,657

		15,113,154

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.12%
Dick’s Sporting Goods, Inc.	13,600	665,720

Support Activities for Agriculture and Forestry—0.02%
Fibria Celulose SA—ADR	14,442	123,479

Support Activities for Mining—0.48%
Antero Resources Corp.(a)	13,445	322,411
ConocoPhillips	11,415	543,011
Gazprom PJSC—ADR	61,183	272,876
Keane Group, Inc.(a)	8,655	151,636
Oceaneering International, Inc.	14,267	404,041
Pioneer Energy Services Corp.(a)	18,490	97,073
South32 Ltd.—ADR	10,059	95,862
Subsea 7 SA—ADR(a)	10,319	144,982
Superior Energy Services, Inc.(a)	15,455	255,008
Synergy Resources Corp.(a)	52,570	429,497
YPF SA—ADR	324	6,723

		2,723,120

Support Activities for Transportation—0.21%
Grupo Aeroportuario del Centro Norte SAB de CV—ADR	2,417	92,764
Grupo Aeroportuario del Pacifico SAB de CV—ADR	944	81,609
Grupo Aeroportuario del Sureste SAB de CV—ADR	559	88,501
Japan Airlines Co. Ltd.—ADR(a)	4,449	72,563
XPO Logistics, Inc.(a)	16,445	838,531

		1,173,968

Telecommunications—2.49%
America Movil SAB de CV—ADR	7,437	94,524
AT&T, Inc.	81,614	3,410,650
ATN International, Inc.	6,720	459,581
Autohome, Inc.—ADR(a)	2,181	72,453
Bezeq The Israeli Telecommunication Corp. Ltd.—ADR	3,071	27,485
CenturyLink, Inc.	49,173	1,192,937
China Mobile Ltd.—ADR	13,466	744,130
China Telecom Corp. Ltd.—ADR	4,041	190,574
China Unicom Hong Kong Ltd.—ADR	9,898	119,766
Eutelsat Communications SA—ADR	8,656	42,847
KDDI Corp.—ADR	14,016	182,348
KongZhong Corp.—ADR(a)	17,677	126,744
Koninklijke KPN NV—ADR	24,715	70,438
KT Corp.—ADR(a)	11,022	176,352
Mobile TeleSystems PJSC—ADR	12,027	123,517
Nippon Telegraph & Telephone Corp.—ADR	3,522	149,121
Singapore Telecommunications Ltd.—ADR	2,768	78,293
SoftBank Group Corp.—ADR	56,124	2,096,793
Spark New Zealand Ltd.—ADR	1,109	14,223
Swisscom AG—ADR	2,244	98,938
Telecom Argentina SA—ADR	629	13,310
Telecom Italia SpA/Milano—ADR(a)	6,650	53,400

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Telecom Italia SpA/Milano A—ADR	9,316	$61,672
Telekomunikasi Indonesia Persero Tbk PT—ADR	64,267	1,831,609
Telstra Corp. Ltd.—ADR	6,055	108,506
Tencent Holdings Ltd.—ADR	34,983	929,148
T-Mobile US, Inc.(a)	9,349	584,593
Turkcell Iletisim Hizmetleri AS—ADR(a)	9,891	81,601
Verizon Communications, Inc.	15,710	779,687
VimpelCom Ltd.—ADR	7,770	31,935
Yahoo Japan Corp.—ADR(a)	5,482	50,434

		13,997,609

Textile Product Mills—0.13%
Mohawk Industries, Inc.(a)	3,309	749,025

Transportation Equipment Manufacturing—3.96%
Airbus Group SE—ADR	100,190	1,833,476
Astra International, Tbk PT—ADR	128,916	1,571,808
B/E Aerospace, Inc.	5,977	380,137
Boeing Co.	6,650	1,198,530
BorgWarner, Inc.	23,792	1,003,784
Denso Corp.—ADR	4,444	98,479
Elbit Systems Ltd.(b)	14,239	1,680,202
Federal Signal Corp.	25,265	375,943
Fuji Heavy Industries Ltd.—ADR	4,566	85,133
General Dynamics Corp.	3,917	743,486
Gentex Corp.	33,534	705,220
Harley-Davidson, Inc.	5,323	300,111
Honda Motor Co. Ltd.—ADR	49,185	1,523,259
Isuzu Motors Ltd.—ADR	6,797	91,012
Kawasaki Heavy Industries Ltd.—ADR	3,620	45,522
KLX, Inc.(a)	12,865	647,624
Lear Corp.	9,322	1,323,631
Lennox International, Inc.	5,750	946,565
Leonardo-Finmeccanica SpA—ADR(a)	9,051	61,954
Mazda Motor Corp.—ADR	8,366	57,976
Nissan Motor Co., Ltd.—ADR	83,576	1,644,358
PACCAR, Inc.	8,419	562,473
Renault SA—ADR	3,838	68,048
Spirit AeroSystems Holdings, Inc.	11,740	723,301
Tata Motor Ltd.—ADR	45,579	1,530,999
Tenneco, Inc.	11,615	746,961
TransDigm Group, Inc.(a)	1,823	463,407
United Technologies Corp.	6,084	684,754
Visteon Corp.(a)	8,754	811,233
Volkswagen AG—ADR	2,088	63,371
WABCO Holdings, Inc.(a)	2,619	294,061

		22,266,818

Truck Transportation—0.15%
JB Hunt Transport Services, Inc.	4,320	424,094
Swift Transportation Co.(a)	19,910	432,446

		856,540

Utilities—2.22%
American Water Works Co., Inc.	5,279	411,762
CenterPoint Energy, Inc.	18,293	499,765

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	11,981	$126,879
CLP Holdings Ltd.—ADR	10,566	107,245
Consolidated Edison, Inc.	7,233	557,230
CPFL Energia SA—ADR	5,846	95,114
Duke Energy Corp.	10,138	836,893
EDP Energias de Portugal SA—ADR	2,540	78,532
Électricité de France SA—ADR	29,778	56,578
Empresa Distribuidora Y Comercializadora Norte—ADR(a)	342	11,731
Enel Chile SA—ADR	15,669	79,128
Enel Generacion Chile SA—ADR	1,216	24,697
Enel SpA—ADR	35,352	150,246
Energen Corp.(a)	4,231	222,128
EQT Corp.	11,107	665,198
Eversource Energy	7,017	411,617
Exelon Corp.	15,819	580,715
FirstEnergy Corp.	9,900	321,057
Gas Natural SDG SA—ADR	21,556	83,206
Hong Kong & China Gas Co. Ltd.—ADR	26,976	51,929
Huaneng Power International, Inc.—ADR	5,353	146,726
Iberdrola SA—ADR	5,795	153,886
Korea Electric Power Corp.—ADR(a)	7,871	149,392
Linde AG—ADR	72,482	1,181,456
NorthWestern Corp.	11,580	677,430
NRG Energy, Inc.	22,245	368,377
ONEOK, Inc.	8,910	481,585
Pinnacle West Capital Corp.	5,369	441,278
Public Service Enterprise Group, Inc.	9,520	437,730
Rolls-Royce Holdings PLC—ADR	9,278	91,806
Siemens AG—ADR	2,847	370,110
Spire, Inc.	8,905	586,840
SSE PLC—ADR	6,410	123,393
Suez—ADR	5,633	42,388
Tenaga Nasional Bhd—ADR	12,163	147,780
Terna Rete Elettrica Nazionale SpA—ADR	4,897	67,921
Tokyo Gas Co. Ltd.—ADR	3,779	68,683
UGI Corp.	11,477	553,536
Ultrapar Participacoes SA—ADR	5,478	113,669
United Utilities Group PLC—ADR	1,343	33,226
Westar Energy, Inc.	7,336	395,997
Xcel Energy, Inc.	10,918	477,226

		12,482,085

Waste Management and Remediation Services—0.34%
Republic Sevices, Inc.	11,111	688,326
US Ecology, Inc.	10,885	552,414
Veolia Environnement SA—ADR	1,980	32,512
Waste Management, Inc.	9,031	662,153

		1,935,405

Water Transportation—0.21%
AP Moeller—Maersk A/S—ADR	12,255	99,878
Carnival Corp.(b)	17,823	997,197
Carnival PLC—ADR	1,583	86,986

		1,184,061

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Wholesale Electronic Markets and Agents and Brokers—0.10%
Genuine Parts Co.	6,097	$583,544

Wood Product Manufacturing—0.06%
Masco Corp.	9,390	317,194

Total Common Stocks (Cost $447,294,539)		519,278,405

Preferred Stocks—1.10%
Administration of Economic Programs—0.02%
Centrais Electricas Brasileiras SA—ADR(a)	15,351	118,970

Air Transportation—0.01%
Avianca Holdings SA—ADR	5,132	39,824

Chemical Manufacturing—0.33%
Braskem SA—ADR	5,787	119,270
Henkel AG & Co. KGaA—ADR	13,973	1,744,460

		1,863,730

Credit Intermediation and Related Activities—0.58%
Banco Bradesco SA—ADR	12,596	133,140
Itau Unibanco Holding SA—ADR	243,211	3,110,669

		3,243,809

Machinery Manufacturing—0.01%
FUCHS PETROLUB SE—ADR	4,871	56,065

Mining (except Oil and Gas)—0.02%
Vale SA—ADR	10,651	104,912

Oil and Gas Extraction—0.05%
Petroleo Brasileiro SA—ADR(a)	19,322	181,434
Surgutneftegas OJSC—ADR	23,668	129,937

		311,371

Primary Metal Manufacturing—0.01%
Gerdau SA—ADR	18,088	73,618

Telecommunications—0.03%
Telefonica Brasil SA—ADR	10,657	153,567

Utilities—0.04%
Cia Energetica de Minas Gerais—ADR	30,522	100,723
Cia Paranaense de Energia—ADR	9,945	106,112

		206,835

Total Preferred Stocks (Cost $5,100,593)		6,172,701

Exchange-Traded Funds—1.70%
iShares MSCI EAFE ETF	15,278	921,875
iShares Russell 1000 ETF	60,046	7,908,058
Vanguard FTSE Emerging Markets ETF	18,106	700,521

Total Exchange-Traded Funds (Cost $9,115,760)		9,530,454

Real Estate Investment Trusts—2.31%
American Campus Communities, Inc.	5,024	256,726
American Homes 4 Rent	24,702	587,167
Apartment Investment & Management Co.	8,665	403,182
Camden Property Trust	5,078	429,853
DDR Corp.	15,806	228,555

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2017 (Unaudited) (Continued)

	Shares	Value
Digital Realty Trust, Inc.	4,138	$446,904
Duke Realty Corp.	16,568	424,804
EastGroup Properties, Inc.	7,405	550,487
EPR Properties	1,335	102,742
Equinix, Inc.	1,235	464,446
Federal Realty Investment Trust	1,817	255,706
First Industrial Realty Trust, Inc.	19,570	526,433
Gramercy Property Trust	25,716	719,020
Kilroy Realty Corp.	5,777	445,696
Kimco Realty Corp.	7,782	188,714
Kite Realty Group Trust	23,148	524,302
Lamar Advertising Co.	7,662	578,328
LaSalle Hotel Properties	17,945	518,611
Liberty Property Trust	9,089	358,470
Life Storage, Inc.	1,445	128,070
Macerich Co.	2,820	190,012
Mack-Cali Realty Corp.	21,700	632,554
Mid-America Apartment Communities, Inc.	2,797	287,336
National Retail Properties, Inc.	7,422	335,771
Pebblebrook Hotel Trust	17,170	493,637
Prologis, Inc.	8,694	443,829
Ramco-Gershenson Properties Trust	33,205	519,990
Realty Income Corp.	5,163	316,389
Regency Centers Corp.	3,997	281,189
Senior Housing Properties Trust	12,577	257,829
SL Green Realty Corp.	3,458	389,647
Sun Communities, Inc.	3,663	303,406
Ventas, Inc.	6,269	407,798

Total Real Estate Investment Trusts (Cost $12,206,563)		12,997,603

Short-Term Investments—2.04%
Fidelity Institutional Government Portfolio, Class I, 0.450%(c)	11,464,367	11,464,367

Total Short-Term Investments (Cost $11,464,367)		11,464,367

Total Investments (Cost $485,181,822)—99.54%		559,443,530
Other Assets in Excess of Liabilities—0.46%		2,600,133

Total Net Assets—100.00%		$562,043,663

Percentages are stated as a percent of net assets.

(a)	Non-incomeproducing security.
(b)	Foreignissued security.
(c)	The rate shown represents the seven day yield at February 28, 2017.

Abbreviations
ADR	AmericanDepositary Receipt
AG	Aktiengesellschaftis a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskapis the Danish term for a stock company, which signifies that shareholders have limited liability.
KGaA	Kommanditgesellschaftauf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	NaamlozeVennootschap is a Dutch term for publicly traded companies.
PLC	PublicLimited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	SociétéAnonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$289,599,235	$559,443,530
Cash	—	2,003
Receivables:
Investments sold	4,364,995	611,042
Dividends and interest receivable	1,344,585	872,262
Cash collateral held at broker for futures contracts	591,695	—
Fund shares sold	1,724,820	3,351,858
Other Assets	13,399	29,137

Total Assets	297,638,729	564,309,832

Liabilities
Payables:
Investments purchased	17,478,997	293,752
Fund shares redeemed	531,865	1,206,315
Affiliates	183,161	242,929
Adviser	97,486	381,719
Distributor	52,849	106,072
Variation margin on futures contracts	23,539	—
Accrued expenses and other liabilities	39,827	35,382

Total Liabilities	18,407,724	2,266,169

Net Assets	$279,231,005	$562,043,663

Net assets consist of:
Paid-in capital	$280,237,235	$486,214,860
Accumulated net investment income (loss)	441,403	(151,473)
Accumulated net realized gain (loss)	(2,081,653)	1,718,568
Net unrealized appreciation (depreciation) on:
Investments	659,225	74,261,708
Futures contracts	(25,331)	—
Foreign currency translations	126	—

Net assets	$279,231,005	$562,043,663

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	16,776,231	22,465,298
Net asset value and redemption price per share	$16.64	$25.02

(1) Cost of Investments	$288,940,010	$485,181,822

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Period Ended February 28, 2017 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$3,196,333	$23,153
Dividend	125,342	3,920,555 (1)

	3,321,675	3,943,708

Expenses:
Investment advisory fees	1,085,332	2,427,670
Distribution fees	339,166	639,439
Fund accounting fees	114,694	122,751
Transfer agent fees and expenses	113,723	145,891
Fund administration fees	82,987	147,315
Custody fees	38,799	54,693
Federal and state registration fees	27,872	32,542
Audit and tax fees	18,111	16,471
Reports to shareholders	13,571	22,686
Chief Compliance Officer fees and expenses	7,785	9,338
Legal fees	7,420	10,703
Trustees’ fees and related expenses	2,911	2,911
Other expenses	5,826	7,552

Total expenses before waiver	1,858,197	3,639,962
Less waivers and reimbursements by Adviser (Note 4)	(501,285)	(145,504)

Net expenses	1,356,912	3,494,458

Net Investment Income	1,964,763	449,250

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,495	16,589,446
Futures contracts	(335,606)	—
Forward foreign currency contracts	13,070	—
Purchased options	(4,983)	—
Foreign currency translations	(9,747)	(121)

	(329,771)	16,589,325

Net change in unrealized appreciation (depreciation) on:
Investments	(6,081,426)	20,594,476
Futures contracts	118,134	—
Forward foreign currency contracts	(10,522)	—
Foreign currency translations	693	—

	(5,973,121)	20,594,476

Net gain (loss) on investments and foreign currency	(6,302,892)	37,183,801

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,338,129)	$37,633,051

(1)	Net of $166,361 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations:
Net investment income	$1,964,763	$4,099,903
Net realized gain (loss) on investments and foreign currency	(329,771)	874,845
Net change in unrealized appreciation (depreciation)	(5,973,121)	7,741,469

Net increase (decrease) in net assets resulting from operations	(4,338,129)	12,716,217

Dividends and distributions to shareholders:
Net investment income	(4,720,316)	(3,261,090)
Net realized gains	(1,607,788)	(163,208)

Total dividends and distributions	(6,328,104)	(3,424,298)

Fund share transactions:
Shares sold	58,456,620	128,449,683
Shares issued to holders in reinvestment of dividends	6,028,846	3,028,850
Shares redeemed	(49,274,177)	(83,318,691)

Net increase	15,211,289	48,159,842

Net increase in net assets	4,545,056	57,451,761

Net Assets:
Beginning of period	274,685,949	217,234,188

End of period*	279,231,005	274,685,949

* Including accumulated net investment income of:	$441,403	$3,196,956

Change in shares outstanding:
Shares sold	3,462,019	7,636,122
Shares issued to holders in reinvestment of dividends	370,095	184,705
Shares redeemed	(2,911,847)	(4,948,213)

Net increase	920,267	2,872,614

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations:
Net investment income	$449,250	$2,452,622
Net realized gain (loss) on investments and foreign currency	16,589,325	(8,310,862)
Net change in unrealized appreciation	20,594,476	28,403,573

Net increase in net assets resulting from operations	37,633,051	22,545,333

Dividends and distributions to shareholders:
Net investment income	(3,050,989)	(1,427,300)
Net realized gains	(433,201)	(12,874,210)

Total dividends and distributions	(3,484,190)	(14,301,510)

Fund share transactions:
Shares sold	112,319,947	238,833,048
Shares issued to holders in reinvestment of dividends	3,301,398	13,092,554
Shares redeemed	(76,965,416)	(100,117,148)

Net increase	38,655,929	151,808,454

Net increase in net assets	72,804,790	160,052,277

Net Assets:
Beginning of period	489,238,873	329,186,596

End of period*	562,043,663	489,238,873

* Including accumulated net investment income (loss) of:	$(151,473)	$2,450,266

Change in shares outstanding:
Shares sold	4,709,470	10,528,464
Shares issued to holders in reinvestment of dividends	137,044	587,901
Shares redeemed	(3,240,141)	(4,414,100)

Net increase	1,606,373	6,702,265

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended
		August 31, 2016	August 31, 2015	August 31, 2014	August 31, 2013	August 31, 2012
Net asset value, beginning of period	$17.32	$16.73	$17.12	$16.26	$17.19	$16.61

Income (loss) from investment operations:
Net investment income(1)	0.12	0.28	0.29	0.30	0.21	0.33
Net realized and unrealized gain (loss)	(0.40)	0.55	(0.36)	0.76	(0.64)	0.75

Total from investment operations	(0.28)	0.83	(0.07)	1.06	(0.43)	1.08

Less distributions paid:
Dividends from net investment income	(0.30)	(0.23)	(0.25)	(0.20)	(0.21)	(0.31)
Distributions from net realized gains	(0.10)	(0.01)	(0.07)	—	(0.29)	(0.19)

Total distributions paid	(0.40)	(0.24)	(0.32)	(0.20)	(0.50)	(0.50)

Net asset value, end of period	$16.64	$17.32	$16.73	$17.12	$16.26	$17.19

Total return(2)	(1.58)%	5.06%	(0.42)%	6.58%	(2.58)%	6.70%

Ratios/supplemental data
Net assets, end of period (000)	$279,231	$274,686	$217,234	$162,935	$143,162	$87,127
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.37%	1.37%	1.39%	1.42%	1.41%	1.48%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(3)	1.08%	1.30%	1.31%	1.37%	0.84%	1.53%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(3)	1.45%	1.67%	1.70%	1.79%	1.25%	2.01%
Portfolio turnover rate(2)	114.6%	100.4%	131.9%	245.1%	233.8%	331.9%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended
			August 31, 2016	August 31, 2015	August 31, 2014	August 31, 2013	August 31, 2012
Net asset value, beginning of period	$23.45		$23.25	$25.36	$21.74	$18.66	$17.66

Income (loss) from investment operations:
Net investment income(1)	0.02		0.14	0.16	0.15	0.15	0.14
Net realized and unrealized gain (loss)	1.71		0.95	(1.23)	4.23	3.15	1.54

Total from investment operations	1.73		1.09	(1.07)	4.38	3.30	1.68

Less distributions paid:
Dividends from net investment income	(0.14)		(0.09)	(0.12)	(0.08)	(0.11)	(0.10)
Distributions from net realized gains	(0.02)		(0.80)	(0.92)	(0.68)	(0.11)	(0.58)

Total distributions paid	(0.16)		(0.89)	(1.04)	(0.76)	(0.22)	(0.68)

Net asset value, end of period	$25.02		$23.45	$23.25	$25.36	$21.74	$18.66

Total return(2)	7.41%		4.87%	(4.41)%	20.40%	17.83%	9.92%

Ratios/supplemental data
Net assets, end of period (000)	$562,044		$489,239	$329,187	$249,622	$186,036	$90,228
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.42%		1.45%	1.45%	1.47%	1.54%	1.63%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.37	%(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(3)	0.12%		0.57%	0.62%	0.56%	0.56%	0.53%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(3)	0.17%		0.62%	0.67%	0.63%	0.70%	0.76%
Portfolio turnover rate(2)	71.8%		48.8%	66.7%	30.4%	39.0%	38.8%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35%.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2017:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$32,586,301	$—	$32,586,301
Corporate Bonds	—	69,731,005	—	69,731,005
Foreign Corporate Bonds	—	20,737,458	—	20,737,458
Foreign Government Agency Issues	—	1,840,983	—	1,840,983
Foreign Government Notes/Bonds	—	700,955	—	700,955
Mortgage Backed Securities	—	58,000,683	—	58,000,683
Municipal Bonds	—	2,174,710	—	2,174,710
U.S. Government Agency Issues	—	2,312,693	—	2,312,693

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
U.S. Government Notes/Bonds	$—	$80,988,185	$—	$80,988,185
U.S. Treasury Bills	—	5,879,739	—	5,879,739

Total Fixed Income Securities	—	274,952,712	—	274,952,712
Exchange-Traded Funds	6,777,300	—	—	6,777,300
Money Market Funds	7,869,223	—	—	7,869,223

Total Investments in Securities	$14,646,523	$274,952,712	$—	$289,599,235

Other Financial Instruments(1)
Futures	(25,331)	—	—	(25,331)

Total Other Financial Instruments	(25,331)	—	—	(25,331)

(1)	Other financial instruments are futures contracts reflected in the Schedule of Open Futures Contracts. The amounts reflect the net unrealized appreciation (depreciation) on the contracts held.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$519,208,488	$69,917	$—	$519,278,405
Preferred Stocks	6,172,701	—	—	6,172,701
Exchange-Traded Funds	9,530,454	—	—	9,530,454
Real Estate Investment Trusts	12,997,603	—	—	12,997,603

Total Equity	547,909,246	69,917	—	547,979,163
Money Market Funds	11,464,367	—	—	11,464,367

Total Investments in Securities	$559,373,613	$69,917	$—	$559,443,530

The Funds did not have any level transfers within the period.

The Funds held no Level 3 securities during the period ended February 28, 2017.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2017.

Core Fixed Income Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Net Assets— Unrealized appreciation*	$25,208	Net Assets— Unrealized depreciation*	$50,539

Total		$25,208		$50,539

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2017:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Purchased Options	Forward Foreign Currency Contracts	Total
Interest Rate Contracts	$(335,606)	$—	$—	$(335,606)
Foreign Exchange Contracts	—	—	13,070	13,070
Equity Contracts	—	(4,983)	—	(4,983)

Total	$(335,606)	$(4,983)	$13,070	$(327,519)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest Rate Contracts	$118,134	$—	$118,134
Foreign Exchange Contracts	—	(10,522)	(10,522)

Total	$118,134	$(10,522)	$107,612

The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2017, the Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $591,695. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$8,135,620
Short Futures	$14,498,406

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

The average monthly notional amount of forward foreign currency contracts, in U.S. dollars, during the six months ended February 28, 2017 were as follows:

Long Positions	Short Positions
$93,021	$72,083

(d)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund did not have any written option transactions during the six months ended February 28, 2017.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

Transactions in purchased options during the six months ended February 28, 2017 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	246
Options terminated in closing transactions	(161)
Options exercised	—
Options expired	(85)

Outstanding, end of period	—

(e)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(f)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Funds’ net asset value per share.

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2016	$3,424,298	$—
Year Ended August 31, 2015	2,948,016	222,792

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2016	$1,429,324	$12,872,186
Year Ended August 31, 2015	$3,211,427	$7,879,949

As of August 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$286,655,091	$439,652,770

Gross tax unrealized appreciation	$8,422,244	$67,588,906
Gross tax unrealized depreciation	(1,824,954)	(16,136,436)

Net tax unrealized appreciation (depreciation)	$6,597,290	$51,452,470

Undistributed ordinary income	$3,262,203	$2,450,266
Undistributed long-term capital gain	—	—

Total distributable earnings	$3,262,203	$2,450,266
Other accumulated gain/(loss)	(199,490)	(12,222,794)

Total accumulated earnings	$9,660,003	$41,679,942

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2016, the Core Fixed Income Fund had capital loss carryovers of $144,198 and the Diversified Equity Fund had capital loss carryovers of $12,222,794. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds’ realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$334,260	$(2,356)
Accumulated Net Realized Gain (Loss)	$(334,260)	$2,356

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2016. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2016. At August 31, 2016, the fiscal years 2013 through 2016 remain open to examination in the Funds’ major tax jurisdictions.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses at least through December 29, 2017 to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed Income Fund and 1.35% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets. Effective November 1, 2016 the Diversified Equity Fund’s Expense Limitation Cap was reduced from 1.40% to 1.35%.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	PMC Core Fixed Income Fund	PMC Diversified Equity Fund
February 28, 2018	$313,750	$93,637
August 31, 2018	$738,082	$144,520
August 31, 2019	$917,343	$219,834
February 29, 2020	$501,285	$145,504

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers LLC

Schroder Investment Management North America Inc.

William Blair Investment Management, LLC

Diversified Equity Fund

Delaware Investments Fund Advisers

Epoch Investment Partners, Inc. (Approved by the Fund’s Board on April 20, 2017)

Mellon Capital Management Corporation

Boston Partners Global Investors, Inc.

Thomas White International, Ltd.

William Blair Investment Management, LLC

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2017, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$339,166
Diversified Equity Fund	$639,439

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2017, and owed as of February 28, 2017 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$82,987	$40,934
PMC Diversified Equity Fund	$147,315	$70,082

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2017, and owed as of February 28, 2017 are as follows:

Fund Accounting	Incurred	Owed
PMC Core Fixed Income Fund	$114,694	$66,670
PMC Diversified Equity Fund	$122,751	$71,566

Transfer Agency	Incurred	Owed
PMC Core Fixed Income Fund	$113,723	$53,999
PMC Diversified Equity Fund	$145,891	$70,009

Custody	Incurred	Owed
PMC Core Fixed Income Fund	$38,799	$17,393
PMC Diversified Equity Fund	$54,693	$26,314

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2017, and owed as of February 28, 2017 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$7,785	$4,165
PMC Diversified Equity Fund	$9,338	$4,958

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2017 (Unaudited)

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2017 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$219,994,276	$—
Other	97,934,519	375,582,352

Total Purchases	$317,928,795	$375,582,352
Sales
U.S. Government	$173,362,140	$—
Other	107,308,890	344,911,586

Total Sales	$280,671,030	$344,911,586

(8)	Line of Credit

At February 28, 2017, the Core Fixed Income Fund and Diversified Equity Fund had secured lines of credit in the lessor amount of $15,000,000 and $25,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which both mature August 11, 2017. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the bank’s prime rate of 3.50% through December 14, 2016 and 3.75% thereafter. The following table provides information regarding usage of the line of credit for the six months ended February 28, 2017.

	Days Utilitized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Core Fixed Income Fund	8	$317,750	$247.14	$979,000	12/5/2016
Diversified Equity Fund	6	$110,667	$64.55	$141,000	11/28/2016

*	Interest expense is reported within Other Expenses on the Statements of Operations.

(9)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2016 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For the fiscal year ended August 31, 2016, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	4.77%
Diversified Equity Fund	0.00%

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 61	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair, Department of Accounting, Marquette University (2004–present).	35	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 60	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	35	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 73	Trustee	Indefinite Term; Since October 23, 2009	Retired. (2011–present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–2011).	35	Independent Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open- end investment company with one portfolio); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed- end investment companies) (2010–2015); Independent Trustee, Gottex Multi- Alternatives fund complex (three closed- end investment companies) (2010–2015).
Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	Chief Operating Officer (2016–present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	35	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 43	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	Vice President, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Secretary	Indefinite Term; Since May 29, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (April 2012–present); Research Associate, Vista360, LLC (May 2010–April 2012).	N/A	N/A

Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (January 2014–present); CCO (2003–2013) and Senior Vice President, Ariel Investments, LLC (2010–2013).	N/A	N/A

Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since January 22, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010–present).	N/A	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since April 23, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–present).	N/A	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since July 1, 2015	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330 (general SEC number).

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date 5/2/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date 5/2/17

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date 5/2/17

*	Print the name and title of each signing officer under his or her signature.

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